1933 Act File No. 33-3164
                                                      1940 Act File No. 811-4577

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           X
                                                                ---

      Pre-Effective Amendment No.        .....................

      Post-Effective Amendment No.   29   ....................    X
                                   -------                      ---


                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No.   22   ......................................   X
                    -------                                       ---

                        FEDERATED INCOME SECURITIES TRUST

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b). X on June 30, 1997 pursuant to paragraph (b).
    60 days after filing pursuant to paragraph (a)(i).
    on                   pursuant to paragraph (a)(i).
    75 days after filing pursuant to paragraph (a)(ii).
    on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on June 16, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
      Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies To:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037

                              CROSS-REFERENCE SHEET


         This Amendment to the Registration Statement of FEDERATED INCOME SECURITIES TRUST, which is comprised of two portfolios: (1) Federated Short-Term Income Fund, (a) Institutional Shares and (b) Institutional Service Shares; and
(2) Federated Intermediate Income Fund, (a) Institutional Shares and (b) Institutional Service Shares, relates only to the Federated Short-Term Income Fund, and is comprised of the following:

PART A.         INFORMATION REQUIRED IN A PROSPECTUS.

                               Prospectus Heading
                                             (Rule 404(c) Cross Reference)

Item 1.           Cover Page.................(1-2) Cover Page.
                  ----------

Item 2.           Synopsis...................(1-2) Summary of Fund Expenses;
                  --------
                                             (1-2) General Information.

Item 3.           Condensed Financial
                  Information................(1(a), 1(b), 2(a)) Financial
                                             Highlights--Institutional Shares;

                                             (1(a), 1(b), 2(b)) Financial
                                             Highlights--Institutional Service
                                             Shares.

Item 4.           General Description of
                  Registrant.................(1-2) General Information;
                                             (1-2) Investment Information;
                                             (1-2) Investment Objective;
                                             (1-2) Investment Policies;
                                             (1-2) Special Considerations;
                                             (2) Weighted Average Portfolio
                                                 Duration; (1-2) Investment
                                                 Limitations;

Item 5.           Management of the Fund.....(1-2) Trust Information;
                  ----------------------
                                             (1-2) Management of the Trust;
                                             (1(a), 2(a)) Distribution of
                                                     Institutional Shares;
                                             (1(b), 2(b)) Distribution of
                                                  Institutional Service Shares;
                                             (1-2) Administration of the Fund;

Item 6.           Capital Stock and Other
                  Securities..................................(1-2) Certificates
                                                              and Confirmations;
                                                              (1-2)   Dividends;
                                                              (1-2)      Capital
                                                              Gains;       (1-2)
                                                              Shareholder
                                                              Information; (1-2)
                                                              Voting     Rights;
                                                              (1-2)          Tax
                                                              Information; (1-2)
                                                              Federal     Income
                                                              Tax;  (1-2)  State
                                                              and  Local  Taxes;
                                                              (1-2)        Other
                                                              Classes of Shares.

Item 7.           Purchase of Securities Being
                  Offered.................................(1-2) Net Asset Value;
                                                              (1(a),       2(a))
                                                              Investing       in
                                                              Institutional
                                                              Shares;     (1(b),
                                                              2(b)) Investing in
                                                              Institutional
                                                              Service    Shares;
                                                              (1-2)        Share
                                                              Purchases;   (1-2)
                                                              Minimum Investment
                                                              Required;    (1-2)
                                                              What Shares  Cost;
                                                              (2)     Exchanging
                                                              Securities     for
                                                              Fund Shares; (1-2)
                                                              Exchange
                                                              Privilege.

Item 8.           Redemption or Repurchase.......(1(a), 2(a)) Redeeming
                                                   Institutional Shares;
                  ------------------------
                                                 (1(b), 2(b)) Redeeming
                                                  Institutional Service Shares;
                                                 (1-2) Telephone Redemption;
                                                 (1-2) Redeeming Shares By Mail;
                                               (1-2) Accounts with Low Balances.

Item 9.           Pending Legal Proceedings                   None.

PART B.         INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.


Item 10.          Cover Page.......................(1-2) Cover Page.
                  ----------

Item 11.          Table of Contents                (1-2) Table of Contents.

Item 12.          General Information and
                  History..........................(1-2) General Information
                                                       About the Fund;
                                                   (1-2) About Federated
                                                         Investors.

Item 13.          Investment Objectives and
                  Policies.........................(1-2) Investment Objective
                                                         and Policies.

Item 14.          Management of the Fund...........(1-2) Federated Income
                                                         Securities Trust
                                                         Management.
                  ----------------------

Item 15.          Control Persons and Principal
                  Holders of Securities............(1-2) Federated Income
                                                         Securities
                                Trust Management.

Item 16.          Investment Advisory and Other
                  Services.........................(1-2) Investment Advisory
                                                         Services; (1-2) Other
                                                         Services.

Item 17.          Brokerage Allocation             (1-2) Brokerage Transactions.

Item 18.          Capital Stock and Other
                  Securities                       Not applicable.

Item 19.          Purchase, Redemption and
                  Pricing of Securities
                  Being Offered....................(1-2) Purchasing Shares;
                                                   (1-2) Determining Net Asset
                                                  Value; (1-2) Redeeming Shares.

Item 20.          Tax Status                       (1-2) Tax Status.

Item 21.          Underwriters                     Not applicable
Item 22.          Calculation of Performance
                  Data..........................(1-2) Total Return; (1-2) Yield;
                                                  (1-2) Performance Comparisons.

Item 23           Financial Statements.............(1) (Filed in Part A);
                  --------------------
                     (2) Financial Statements (Financial Statements are
                      incorporated by reference to the Annual Report of Registrant dated April 30, 1997; File Nos. 33-3164 and 811-4577).

Federated Short-Term Income Fund

(A Portfolio of Federated Income Securities Trust)
Institutional Shares

PROSPECTUS

The Institutional Shares of Federated Short-Term Income Fund (the "Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is an investment portfolio in Federated Income Securities Trust (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to seek to provide current income.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS NOR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED NOR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated June 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 30, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                 1
 Financial Highlights -- Institutional Shares             2
 General Information                                      3
 Investment Information                                   3
  Investment Objective                                    3
  Investment Policies                                     3
  Special Considerations                                 11
  Portfolio Turnover                                     11
  Investment Limitations                                 11
 Trust Information                                       12
  Management of the Trust                                12
  Distribution of Institutional Shares                   13
  Administration of the Fund                             13
 Net Asset Value                                         13
 Investing in Institutional Shares                       13
  Share Purchases                                        13
  Minimum Investment Required                            14
  What Shares Cost                                       14
  Certificates and Confirmations                         14
  Dividends                                              14
  Capital Gains                                          14
 Redeeming Institutional Shares                          14
  Telephone Redemption                                   14
  Redeeming Shares by Mail                               15
  Accounts with Low Balances                             15
 Shareholder Information                                 15
  Voting Rights                                          15
 Tax Information                                         16
  Federal Income Tax                                     16
  State and Local Taxes                                  16
 Performance Information                                 16
 Other Classes of Shares                                 16
 Financial Highlights -- Institutional Service Shares    17
 Financial Statements                                    18
 Report of Ernst & Young LLP,
  Independent Auditors                    Inside Back Cover


                                     SUMMARY OF FUND EXPENSES
                                        INSTITUTIONAL SHARES

                                  SHAREHOLDER TRANSACTION EXPENSES
        Maximum  Sales Charge  Imposed on Purchases (as a percentage of offering price)  None  Maximum  Sales  Charge  Imposed  on  Reinvested  Dividends  (as a
 percentage  of offering  price) None  Contingent  Deferred  Sales  Charge (as a percentage of original  purchase price or redemption  proceeds,  as applicable)
 None Redemption Fee (as a percentage of amount  redeemed,  if applicable)  None
 Exchange Fee None
                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.37%
 12b-1 Fee                                                                                    None
   Shareholder Services Fee (after waiver)(2)                                            0.00%
 Total Other Expenses                                                                         0.19%
                 Total Operating Expenses (after waivers)(3)                                  0.56%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.84% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                           $ 6
 3 Years                                          $18
 5 Years                                          $31
 10 Years                                         $70

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on the inside back cover.

                                                                 YEAR ENDED APRIL 30,
                              1997      1996      1995      1994      1993    1992(A)   1991     1990     1989     1988
 NET ASSET VALUE,  $ 8.68    $ 8.61    $ 8.85    $ 9.17    $ 8.98   $ 9.07   $ 9.16   $ 9.41   $ 9.56   $ 9.98
 BEGINNING OF
 PERIOD
INCOME FROM
 INVESTMENT
 OPERATIONS
 Net investment income         0.54      0.57      0.54      0.51      0.58     0.60     0.83     0.93     0.94     0.94
 Net realized and
 unrealized gain
 (loss) on investments       0.01      0.07     (0.24)    (0.32)     0.16    (0.07)   (0.08)   (0.25)   (0.15)   (0.42)
 Total from investment         0.55      0.64      0.30      0.19      0.74     0.53     0.75     0.68     0.79     0.52
 operations
 LESS DISTRIBUTIONS
 Distributions from net
 investment income         (0.54)    (0.57)    (0.54)    (0.51)    (0.55)   (0.60)   (0.83)   (0.93)   (0.94)   (0.94)
 Distributions in excess
 of net
 investment income(b)         (0.01)      --        --        --        --     (0.02)   (0.01)     --       --       --
 Total distributions          (0.55)    (0.57)    (0.54)    (0.51)    (0.55)   (0.62)   (0.84)   (0.93)   (0.94)   (0.94)
 NET ASSET VALUE,  $ 8.68    $ 8.68    $ 8.61    $ 8.85    $ 9.17   $ 8.98   $ 9.07   $ 9.16   $ 9.41    $9.56
 END OF PERIOD
 TOTAL RETURN(C)  6.53%  7.51%  3.55%  2.04%  8.39%   5.94%    8.80%    7.52%    8.69%    5.43%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses          0.56%     0.56%     0.56%     0.56%     0.51%    0.53%    0.52%    0.52%    0.51%    0.50%
 Net investment income  6.21%  6.43%   6.22%   5.55%   6.07%   6.71%   9.33%   9.95%   9.90% 9.59%
 Expense            0.28%     0.29%     0.03%     0.08%     0.45%    0.98%    0.92%    0.75%    0.76%    0.59%
 waiver/reimbursement(d)
 SUPPLEMENTAL DATA
 Net assets, end of
 period
 (000 omitted)             $214,438  $216,675  $219,649  $353,106  $144,129  $36,047  $47,223  $65,429  $69,904  $90,581
 Portfolio turnover     55%       77%       38%       44%       62%     114%      23%      34%      38%      77%

(a) On December 31, 1991, the shareholders approved a change in the fundamental investment policies which state that the Fund will be invested in high-grade as opposed to lower-rated debt securities, and as a result, investment income per share is lower.

(b) Distributions in excess of net investment income for the years ended April 30, 1997, 1992 and 1991, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997, 1992 and 1991.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 24, 1986. On December 31, 1991, the shareholders voted to permit the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus the Board of Trustees ("Trustees") has established two classes of shares, Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund.

Institutional Shares ("Shares") are sold primarily to accounts for which financial institutions act in a fiduciary or agency capacity, or other accounts where the financial institution maintains master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors. Shares are also made available to financial intermediaries, and public and private organizations. An investment in the Fund serves as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of corporate debt securities. A minimum initial investment of $25,000 over a 90-day period is required. Shares are currently sold and redeemed at net asset value ("NAV") without a sales charge imposed by the Fund.
                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek to provide current income. This investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund will invest primarily in a diversified portfolio of short and medium-term high grade debt securities. The Fund may also invest in long-term high grade debt securities to the extent consistent with its policies regarding the Fund's average dollar-weighted portfolio maturity and duration. This investment policy may not be changed without the prior approval of the Fund's shareholders. Unless indicated otherwise, the other investment policies described in this prospectus may be changed by the Trustees without the approval of the Fund's shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS

The high grade debt securities in which the Fund invests include medium and long-term instruments rated by one or more nationally recognized statistical rating organizations ("NRSROs") in one of their three highest rating categories (e.g., AAA, AA or A by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps Rating Service ("Duff & Phelps"), or Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's") and short-term instruments rated by one or more NRSROs in one of their two highest categories (e.g., A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by
Fitch). Although the Fund may invest in unrated debt securities that are determined by the Fund's investment adviser to be of comparable quality to instruments having such ratings, as a matter of operating policy, the Fund will invest only in rated securities. Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be sold.

Acceptable investments currently include the following:

* corporate debt obligations, including medium-term notes and variable rate demand notes;

* asset-backed securities;

* commercial paper (including Canadian Commercial Paper ("CCP") and
  Europaper);

* certificates of deposit, demand and time deposits, bankers' acceptances, deposit notes and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

* interest rate swaps, caps and floors;

* medium and short-term credit facilities, including demand notes and participations in revolving credit facilities;

* auction rate securities (see below);

* obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

* other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."

ASSET-BACKED SECURITIES

Asset-backed securities are created by the grouping of certain governmental, government-related, private loans, receivables or other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.
      Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. All asset-backed securities are subject to similar prepayment risks, although they may be more or less sensitive to certain factors. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original asset-backed security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid asset-backed securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of asset-backed securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

  MORTGAGE-RELATED ASSET-BACKED SECURITIES

  The Fund may also invest in various mortgage-related asset-backed securities. These types of investments may include adjustable rate mortgage securities ("ARMS"), collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Mortgage securities are: (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC");
  (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or
  instrumentality   of  the  U.S.   government.         The   privately   issued
  mortgage-related securities provide for a periodic payment consisting of both interest and/or principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

  ADJUSTABLE RATE MORTGAGE SECURITIES

  ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. Typically, the ARMS in which the Fund invests are issued by GNMA, FNMA, and FHLMC and are actively traded. ARMS may be collateralized by whole loans or private pass-through securities. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and
  maturity constraints.       Unlike conventional bonds, ARMS pay back principal
  over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and/or interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed-income securities.

  Like other fixed-income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

  While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

  COLLATERALIZED MORTGAGE OBLIGATIONS

  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but may be collateralized by whole loans or private pass-through securities.

  The CMOs in which the Fund may invest may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

  The following example illustrates how mortgage cash flows are prioritized in the case of CMOs. Most of the CMOs in which the Fund invests use the same basic structure.

  (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four tranches of securities:
  The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final tranche (Z bond) typically receives any excess income from the underlying investments after payments are made to the other tranches and receives no principal or interest payments until the shorter maturity tranches have been retired, but then receives all remaining principal and interest payments.

  (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

  (3) The tranches of securities are retired sequentially. All principal payments are directed first to the shortest-maturity tranche (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security tranche (or B bond). This process continues until all of the tranches have been completely retired.

  Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the tranches often bear interest at an adjustable rate. The interest portion of these payments is distributed by the Fund as income, and the principal portion is reinvested.

  REAL ESTATE MORTGAGE INVESTMENT CONDUITS

  REMICs in which the Fund may invest are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

  RESETS OF INTEREST

  The interest rates paid on some of the ARMS, CMOs, and REMICs in which the Fund may invest will be readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to have somewhat less volatile interest rates. To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an ARMS will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than ARMS that closely mirror the market. Certain residual interest tranches of CMOs may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event that the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average portfolio maturity and duration.
  CAPS AND FLOORS The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund may invest will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval; and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes.
  These  payment  caps may result in  negative  amortization.       The value of
  mortgage securities in which the Fund may invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

  NON-MORTGAGE-RELATED ASSET-BACKED SECURITIES

  The Fund may invest in non-mortgage-related asset-backed securities, including interests in pools of receivables, such as credit card and accounts receivable and motor vehicle and other installment purchase obligations and leases. These securities may be in the form of pass-through instruments or asset-backed obligations. The securities are structured similarly to CMOs and mortgage pass-through securities, which are described above. Also, these securities may be issued either by non-governmental entities and carry no direct or indirect governmental guarantees, or by governmental entities (i.e., Small Business Administration) and carry varying degrees of governmental support.

  Non-mortgage-related asset-backed securities have structural characteristics similar to mortgage-related asset-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in non-mortgage-related asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

  Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Although non-mortgage-related asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-related asset-backed securities, certain of the factors that affect the rate of prepayments on mortgage-related asset-backed securities also affect the rate of prepayments on non-mortgage-related
  asset-backed  securities.        Non-mortgage-related  asset-backed securities
  present certain risks that are not presented by mortgage-related asset-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such reregistration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK INSTRUMENTS

The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of
Deposit  ("Yankee  CDs") and  Eurodollar  Time Deposits  ("ETDs").       FOREIGN
INVESTMENTS ECDs, ETDs, Yankee CDs, CCP and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the
Fund's adviser in selecting investments for the Fund.      CREDIT FACILITIES

Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.

INTEREST RATE SWAPS, CAPS AND FLOORS

The Fund may enter into interest rate swaps and may purchase or sell (i.e., write) interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) on a notional principal amount. The principal amount of an interest rate swap is notional in that it only provides the basis for determining the amount of interest payments under the swap agreement, and does not represent an actual loan. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of the amount of excess interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of the amount of the interest shortfall on a notional principal amount from the party selling the interest rate floor.
The Fund expects to enter into interest rate transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Fund may hedge against changes in the market value of a fixed rate note by entering into a concurrent swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the note in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund's obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Fund may also enter into swaps and caps to preserve or enhance a return or spread on a portfolio security. The Fund does not intend to use these transactions in a speculative manner. The Fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Fund will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If the Fund enters into an interest rate swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Fund's investment adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent interest rate swaps, caps or floors are determined by the investment adviser to be illiquid, they will be included in the Fund's limitation on investments in illiquid securities. To the extent the Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. Government Securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to the caps or floors.
     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund's investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Fund's investment adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to the Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose the Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. The Fund may purchase and sell caps and floors without limitation, subject to the segregated account requirement described above. AUCTION RATE SECURITIES The Fund may invest in auction rate municipal securities and auction rate preferred securities, (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The interest rate or dividend is reset by "Dutch" auction in which bids are made by broker/dealers and other institutions for a certain amount of securities at a specified minimum yield. The interest rate or dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. If so, the securities may become illiquid and subject to the Fund's 15% limitation on illiquid securities.

AVERAGE PORTFOLIO MATURITY AND DURATION

Although the Fund will not maintain a stable NAV, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of current income, the magnitude of fluctuations in the Fund's NAV by limiting the dollar-weighted average maturity and duration of the Fund's portfolio. Securities with shorter maturities and durations generally have less volatile prices than securities of comparable quality with longer maturities or durations. The Fund should be expected to maintain a higher average maturity and duration during periods of lower expected market volatility, and a lower average maturity and duration during periods of higher expected market volatility. In any event, the Fund's dollar-weighted average maturity will not exceed three years, and its dollar-weighted average duration will not exceed three years.
      Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES

The Fund intends to invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government Securities or other securities in which the Fund may invest to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. This policy may not be changed without the approval of the Fund's shareholders.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. This policy may not be changed without the approval of the Fund's shareholders.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets. This policy may not be changed without the approval
of the Fund's  shareholders.       The Fund may dispose of a commitment prior to
settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securites at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

SPECIAL CONSIDERATIONS

In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The market value of debt obligations, and therefore the Fund's NAV, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's NAV. PORTFOLIO TURNOVER

While the Fund does not intend to engage in substantial short-term trading, from time to time it may sell portfolio securities for investment reasons without considering how long they have been held. For example, the Fund would do this:

* to take advantage of short-term differentials in yields or market values;

* to take advantage of new investment opportunities;

* to respond to changes in the creditworthiness of an issuer; or

* to try to preserve gains or limit losses.

Any  such  trading  would  increase  the  Fund's  portfolio   turnover  and  its
transaction costs. However, the Fund will not attempt to set or meet any arbitrary turnover rate since turnover is incidental to transactions considered necessary to achieve the Fund's investment objective.

INVESTMENT LIMITATIONS

The Fund will not:

* borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings;

* lend any of its assets except portfolio securities up to one-third of the value of its total assets;

* sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions;

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

* with respect to 75% of its assets, invest more than 5% of the value of its total assets in securities of one issuer (except U.S. government obligations), or purchase more than 10% of the outstanding voting securities of any one issuer. For these purposes the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

The above investment limitations cannot be changed without shareholder approval. The following limitation however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

* invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, non-negotiable time deposits, certain interest rate swaps, caps and floors determined by the investment adviser to be illiquid, and certain restricted securities not determined by the Trustees to be liquid.

                             TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES

  The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser may voluntarily reimburse some of the operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated  Investors.       Federated  Management  and other  subsidiaries  of
  Federated  Investors  serve as  investment  advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

  Randall S. Bauer has been the Fund's portfolio manager since October 1995. Mr. Bauer joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. Mr. Bauer was an Assistant Vice President of the Fund's investment adviser from 1989 to 1993. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from The Pennsylvania State University.

  Robert K. Kinsey will be a portfolio manager of the Fund effective July 1997. Mr. Kinsey joined Federated in 1995 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's adviser since March 1997. From 1992 to 1995, he served as a Portfolio Manager for Harris Investment Management Co., Inc. Mr. Kinsey received his M.B.A. in Finance from U.C.L.A.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

      MAXIMUM                     AVERAGE AGGREGATE
 ADMINISTRATIVE FEE                DAILY NET ASSETS
       0.15%                  on the first $250 million
       0.125%                 on the next $250 million
       0.10%                  on the next $250 million
       0.075%           on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

SHAREHOLDER SERVICES

The Trust has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Trust may make payments up to 0.25% of the average daily NAV of Shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Trust and Federated Shareholder  Services.       SUPPLEMENTAL PAYMENTS TO
FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

                              NET ASSET VALUE

The Fund's NAV per Share fluctuates. The NAV for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding.
                     INVESTING IN INSTITUTIONAL SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or by mail.

To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Short-Term Income Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares of the Fund by mail, send a check made payable to Federated Short-Term Income Fund -- Institutional Shares to: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is normally the next business day after State Street Bank receives the check. MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any financial intermediary's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a financial intermediary may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their NAV next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a financial intermediary may be charged a service fee by that financial intermediary.

The NAV is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining NAV. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted upon instruction of by the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                       REDEEMING INSTITUTIONAL SHARES

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request. Investors who redeem Shares through a financial intermediary may be charged a service fee by that financial intermediary. Redemptions will be made on days on which the Fund computes its NAV. Redemption requests must be received in proper form and can be made by telephone request or by written
request.      TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Fund shall determine it is necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares by Mail," should be considered.
     REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and Share class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because of changes in the Fund's NAV.

Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Trust for vote. All shares of each portfolio in the Trust have equal voting rights, except that, in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote. As of May 9, 1997, Trust Company of St. Joseph, St. Joseph, MO, owned 39.35% of the voting securities of the Fund's Institutional Service Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.
                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares. Information on the tax status of dividends and
distributions  is  provided  annually.        STATE AND  LOCAL  TAXES     In the
opinion of Houston, Donnelly and Meck, counsel to the Fund, Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those
jurisdictions.        Shareholders  are urged to consult  their own tax advisers regarding the status of their accounts under state and local laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the NAV per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Shares are sold without any sales charge or other similar non-recurring charges.

Total  return  and  yield  will  be   calculated   separately   for  Shares  and
Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          OTHER CLASSES OF SHARES

The Fund also  offers  another  class of  shares  called  Institutional  Service
Shares.

Institutional Service Shares are sold primarily to banks and other institutions that hold assets in an agency capacity. Institutional Service Shares are sold at NAV and are subject to a minimum initial investment of $25,000.

Shares and Institutional Service Shares are subject to certain of the same expenses; however, Institutional Service Shares are distributed under a 12b-1 Plan adopted by the Trust. Expense differences, between Shares and Institutional Service Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Service Shares, investors may call 1-800-341-7400.

            FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on the inside back cover.

                                                                    YEAR ENDED APRIL 30,
                                                    1997    1996     1995      1994     1993   1992(A)
 NET ASSET VALUE, BEGINNING OF PERIOD           $ 8.68  $ 8.61   $ 8.85   $ 9.17   $ 8.98   $ 9.08
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.53    0.54     0.52     0.48     0.52     0.15
  Net realized and unrealized gain (loss) on          --     0.07    (0.24)   (0.32)    0.19    (0.10)
  investments
  Total from investment operations                   0.53    0.61     0.28     0.16     0.71     0.05
 LESS DISTRIBUTIONS
  Distributions from net investment income          (0.53)  (0.54)   (0.52)   (0.48)   (0.52)   (0.15)
 NET ASSET VALUE, END OF PERIOD                    $ 8.68  $ 8.68   $ 8.61   $ 8.85   $ 9.17   $ 8.98

 TOTAL RETURN(B)                                    6.27%    7.25%    3.29%    1.78%    8.12%    0.69%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.81%    0.81%    0.81%    0.81%    0.76%    0.78%*
  Net investment income                             5.96%    6.17%    5.90%    5.30%    5.82%    6.37%*
  Expense waiver/reimbursement(c)                   0.28%    0.29%    0.27%    0.13%    0.45%    0.98%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)        $17,586  $16,346  $17,091  $39,649  $15,673     $778
  Portfolio turnover                                  55%      77%      38%      44%      62%     114%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 21, 1992 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                          PORTFOLIO OF INVESTMENTS

                      FEDERATED SHORT-TERM INCOME FUND
                               APRIL 30, 1997

  PRINCIPAL
    AMOUNT                                               VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- 66.4%
             AUTOMOTIVE -- 15.2%
 $ 2,212,633 Chevy Chase Auto Trust 1995-1, Class A, 6.00%, 12/15/2001   $    2,217,147
   1,300,000 Chrysler Corp., 10.95%, 8/1/2017                                 1,388,920
   1,348,132 Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%,          1,347,862
             5/15/2002
   3,000,000 Ford Motor Credit Corp., MTN, 5.83%, 6/29/1998                   2,984,805
   3,773,437 Honda Auto Receivables Grantor Trust 1995-A, Class A,            3,766,457
             6.20%, 12/15/2000
   6,000,000 Navistar Dealer Note Trust 1990-A, Class A-3, Floating Rate
             Pass Thru Certificate,
             6.548%, 1/25/2003                                                6,082,800
   1,946,028 Navistar Financial Owner Trust 1995-A, Class B, 6.85%,           1,953,384
             11/20/2001
   4,860,885 Olympic Auto Receivables Trust 1995-B, Class A-2, 7.35%,         4,910,369
             10/15/2001
   5,000,000 Olympic Auto Receivables Trust 1996-C, Class A-5, 7.00%,         5,047,350
             3/15/2004
   3,000,000 Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001              2,958,030
   2,655,000 (a)World Omni Auto Lease Securitization Trust 1996-A, Class      2,662,062
             A-1, 6.30%, 6/25/2002
              Total                                                          35,319,186
             BANKING -- 9.9%
   3,000,000 (b)Banco Nacional de Mexico S.A., Credit Card Merchant
             Voucher Receivables Master Trust
             1996-A, Class A-1, 6.25%, 12/1/2003                              2,916,570
   3,000,000 (a)BankAmerica Corp., FRN, 5.50%, 6/25/2003                      2,921,250
   2,083,333 Chase Manhattan Credit Card Master Trust 1992-1, Class A,        2,088,708
             7.40%, 5/15/2000
   2,000,000 Chemical Master Credit Card Trust 1995-3, Class A, 6.23%,        1,952,540
             4/15/2005
   5,000,000 (a)Citicorp Sub., FRN, 5.538%, 10/25/2005                        4,924,250
   1,000,000 (a)J.P. Morgan & Co., Inc., FRN, 5.379%, 8/19/2002                 979,400
   3,000,000 Standard Credit Card Master Trust 1994-4, Class A, 8.25%,        3,151,620
             11/7/2003
   4,000,000 Toronto-Dominion Bank, Sub. Note, 7.875%, 8/15/2004              4,077,200
              Total                                                          23,011,538
             FINANCE - COMMERICIAL -- 2.1%
   5,000,000 CSXT Trade Receivables Master Trust 1993-1, Class A, 5.05%,      4,921,950
             9/25/1999
             FINANCE - RETAIL -- 13.0%
   5,000,000 Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%,       4,909,950
             7/1/2003
   2,500,000 Dayton Hudson Credit Card Master Trust 1995-1, Class A,          2,500,325
             6.10%, 2/25/2002
   5,000,000 Discover Credit Card Trust 1992-B, Class A, 6.80%,               5,024,750
             6/16/2000
   4,000,000 (a)First USA Credit Card Master Trust, 1994-3, Class B,          4,008,720
             5.838%, 12/15/1999
   4,000,000 Household Affinity Credit Card Master Trust 1993-1, Class        3,907,400
             B, 5.30%, 9/15/2000

Federated Short-Term Income Fund

  PRINCIPAL
    AMOUNT                                                                     VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
             FINANCE - RETAIL -- CONTINUED
 $ 7,000,000 Household Private Label Credit Card Master Trust 1994-1,    $    7,009,170
             Class B, 7.55%, 6/20/2001
   2,800,000 Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004           2,901,276
              Total                                                          30,261,591
             GAS & ELECTRIC UTILITIES -- 2.8%
   1,000,000 Big Rivers Electric Corp., Trust Certificate, 10.70%,            1,071,600
             9/15/2017
   1,750,000 Kansas Electric Power Cooperative, Trust Certificate,            1,872,308
             9.73%, 12/15/2017
   2,000,000 Pennsylvania Power & Light Company, 9.25%, 10/1/2019             2,125,380
   1,300,000 Philadelphia Electric Co., 8.625%, 6/1/2022                      1,349,478
              Total                                                           6,418,766
             GOVERNMENT AGENCY -- 3.9%
   5,000,000 Province of Manitoba, 9.50%, 10/1/2000                           5,418,100
   3,380,000 Swedish Export Credit Corp., 9.875%, 3/15/2038                   3,632,317
              Total                                                           9,050,417
             HOME EQUITY RECEIVABLES -- 6.8%
   1,588,574 AFC Home Equity Loan Trust 1992-3, Class A, 7.05%,               1,584,809
             8/15/2007
   2,928,951 Advanta Home Equity Loan Trust 1992-1, Class A, 7.88%,           2,960,086
             9/25/2008
   4,554,691 CWABS 1996-1, Class A-2, 6.525%, 2/25/2014                       4,501,583
     640,694 GE Capital Home Equity Loan Trust 1991-1, Class A, 7.20%,          637,427
             9/15/2011
   2,684,952 (a)Merril Lynch Home Equity Loan Trust 1991-2, Class B,          2,691,664
             6.313%, 4/15/2006
   3,316,806 (a)Merrill Lynch Home Equity Loan Trust 1993-1, Class B,         3,340,355
             6.50%, 2/15/2003
              Total                                                          15,715,924
             INSURANCE -- 3.4%
   4,000,000 American General Corp., 9.625%, 2/1/2018                         4,340,120
   3,346,000 American Reinsurance Corp., 10.875%, 9/15/2004                   3,568,542
              Total                                                           7,908,662
             MANUFACTURED HOUSING RECEIVABLES -- 6.6%
   3,000,000 Associates Manufactured Housing Certificates 1996-1, Class       2,941,170
             A-2, 6.05%, 6/15/2027
   3,750,000 Associates Manufactured Housing Certificates 1996-1, Class       3,762,675
             A-2, 6.70%, 3/15/2027
   5,691,914 (b)Merrill Lynch Mortgage Investments, Inc. 1991-A, Class        5,688,385
             B, 9.25%, 5/15/2011
   2,508,287 Merrill Lynch Mortgage Investments, Inc. 1991-I, Class A,        2,516,138
             7.65%, 1/15/2012
     373,501 Merrill Lynch Mortgage Investments, Inc. 1992-B, Class B,          382,910
             8.50%, 4/15/2012
              Total                                                          15,291,278

Federated Short-Term Income Fund

  PRINCIPAL
    AMOUNT                                                                     VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
             RECREATIONAL VEHICLE RECEIVABLES -- 0.4%
 $   961,798 Fleetwood Credit Corp. 1992-A, Class A, 7.10%, 2/15/2007    $      960,173
             TELECOMMUNICATIONS -- 2.3%
   2,000,000 British Telecommunication Finance, PLC, 9.625%, 2/15/2019        2,172,100
   3,000,000 Southwestern Bell Capital Corp., MTN, 8.81%, 12/16/2004          3,168,450
              Total                                                           5,340,550
              TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES
              (IDENTIFIED COST $155,407,412)                                154,200,035
 MORTGAGE-BACKED SECURITIES -- 26.9%
             COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.8%
   4,000,000 (b)K Mart CMBS Financing, Inc., Series 1997-1, Class C,          4,007,520
             6.075%, 2/1/2007
             GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES -- 5.8%
   2,591,980 GNMA Pool 354754, 7.50%, 2/15/2024                               2,574,640
   9,087,285 GNMA Pool 780360, 11.00%, 9/15/2015                             10,186,301
  50,071,857 Vendee Mortgage Trust 1995-1C, Class 3IO, .2925%, 2/15/2025        782,623
              Total                                                          13,543,564
             NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES -- 19.3% 5,729,328
   (b)C-BASS ABS, LLC, Series 1997-1, Class A-1, 7.05%, 5,749,037
             2/1/2017
   3,261,641 GE Capital Mortgage Services, Inc., 1995-7, Class A-1,           3,269,925
             7.50%, 9/25/2025
   1,496,100 (a)Glendale Federal Bank 1988-1, Class A, 7.402%,                1,497,970
             11/25/2027
   2,303,347 (a)(b)Greenwich Capital Acceptance 1991-4, Class B-1A,           2,306,940
             8.478%, 7/1/2019
  22,339,211 (a)Greenwich Capital Acceptance 1993-AFCI, Class B-1,            2,297,549
             7.618%, 9/25/2023
   3,264,921 (a)Greenwich Capital Acceptance 1993-LB2, Class A-1, 7.92%,      3,274,096
             8/25/2023
   1,669,486 Greenwich Capital Acceptance 1993-LB3, Class A-1, 7.68%,         1,673,659
             1/25/2024
   7,694,368 (a)Greenwich Capital Acceptance 1994-B, Class A, 7.72%,          7,759,309
             7/1/2018
     466,090 (b)Long Beach Federal Savings Bank 1992-3, Class A, 9.60%,         471,477
             6/15/2022
   2,500,000 Prudential Home Mortgage Securities, Inc., 1992-32, Class        2,503,175
             A-6, 7.50%, 10/25/2022
   5,014,872 Prudential Home Mortgage Securities, Inc., 1992-5, Class         4,960,912
             A-6, 7.50%, 4/25/2007
   4,039,443 Residential Accredit Loans, Inc., 1996-QS8, Class A-3,           3,996,544
             7.05%, 12/25/2026
   2,850,000 Residential Accredit Loans, Inc., 1997-QS2, Class A-3,           2,841,992
             7.25%, 3/31/2027
     194,480 Residential Funding Mortgage Securities, Inc., 1993-S18,           194,354
             Class A-2, 7.50%, 5/25/2023
   2,000,018 (a)Resolution Trust Corp. 1992-12, Class B-3, 7.851%,            1,983,458
             1/25/2025
              Total                                                          44,780,397
              TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST              62,331,481
              $62,306,041)

Federated Short-Term Income Fund

  PRINCIPAL
    AMOUNT                                                                     VALUE
 (C)REPURCHASE AGREEMENT -- 6.4%
 $14,860,000 BT Securities Corporation, 5.43%, dated 4/30/1997, due      $   14,860,000
             5/1/1997 (AT AMORTIZED COST)
              TOTAL INVESTMENTS (IDENTIFIED COST $232,573,453)(D)        $   231,391,516

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $21,139,929, which represents 9.1% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $232,573,453. The net unrealized depreciation of investments on a federal tax basis amounts to $1,181,937 which is comprised of $795,349 appreciation and $1,977,286 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
      ($232,023,577) at April 30, 1997.

The following acronyms are used throughout this portfolio:

FRN  -- Floating Rate Note
GNMA -- Government National Mortgage Association
LLC  -- Limited Liability Company
MTN  -- Medium Term Note
PLC  -- Public Limited Corporation

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                      FEDERATED SHORT-TERM INCOME FUND
                               APRIL 30, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 231,391,516
 $232,573,453)
 Income receivable                                                                        1,732,136
 Receivable for investments sold                                                            118,827
 Receivable for shares sold                                                                 424,844
    Total assets                                                                      $ 233,667,323
 LIABILITIES:
 Payable for shares redeemed                                              $   214,460
 Income distribution payable                                                1,147,753
 Payable to the Bank                                                          251,955
 Accrued expenses                                                              29,578
    Total liabilities                                                                     1,643,746
 NET ASSETS for 26,717,976 shares outstanding                                         $ 232,023,577
 NET ASSETS CONSIST OF:
 Paid-in capital                                                                      $ 258,040,526
 Net unrealized depreciation of investments                                             (1,181,937)
 Accumulated net realized loss on investments                                          (24,605,883)
 Distributions in excess of net investment income                                         (229,129)
    Total Net Assets                                                                  $ 232,023,577
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $214,437,974 / 24,692,959 shares outstanding                                                 $8.68
 INSTITUTIONAL SERVICE SHARES:
 $17,585,603 / 2,025,017 shares outstanding                                                   $8.68

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

                      FEDERATED SHORT-TERM INCOME FUND
                         YEAR ENDED APRIL 30, 1997

 INVESTMENT INCOME:
 Interest                                                                               $16,204,039
 EXPENSES:
 Investment advisory fee                                                 $ 957,140
 Administrative personnel and services fee                                 180,791
 Custodian fees                                                             36,965
 Transfer and dividend disbursing agent fees and expenses                   64,903
 Directors'/Trustees' fees                                                   7,903
 Auditing fees                                                              17,478
 Legal fees                                                                  3,997
 Portfolio accounting fees                                                  86,082
 Distribution services fee -- Institutional Service Shares                  40,701
 Shareholder services fee -- Institutional Shares                          557,524
 Shareholder services fee -- Institutional Service Shares                   40,704
 Share registration costs                                                   28,724
 Printing and postage                                                       23,097
 Insurance premiums                                                          4,859
 Taxes                                                                       3,697
 Miscellaneous                                                               7,592
     Total expenses                                                      2,062,157
 Waivers --
     Waiver of investment advisory fee                       $  (72,703)
     Waiver of distribution services fee -- Institutional       (39,073)
     Service Shares
     Waiver of shareholder services fee -- Institutional       (557,524)
     Shares
     Waiver of shareholder services fee -- Institutional         (1,628)
     Service Shares
         Total waivers                                                    (670,928)
                  Net expenses                                                            1,391,229
                   Net investment income                                                 14,812,810
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                         (629,217)
 Net change in unrealized depreciation of investments                                       928,955
     Net realized and unrealized gain on investments                                        299,738
         Change in net assets resulting from operations                                 $15,112,548

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                      FEDERATED SHORT-TERM INCOME FUND

                              YEAR ENDED APRIL 30,
                                                                      1997                  1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                            $  14,812,810         $  14,529,558
 Net realized gain (loss) on investments ($1,566,031 net
 loss and $10,784,773 net loss,
 respectively, as computed for federal tax purposes)                   (629,217)           (2,061,785)
 Net change in unrealized appreciation/depreciation                     928,955             4,045,498
  Change in net assets resulting from operations                     15,112,548            16,513,271
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                              (13,841,711)          (13,302,550)
  Institutional Service Shares                                         (971,099)           (1,227,008)
 Distributions in excess of net investment income
  Institutional Shares                                                 (229,129)                 --
   Change in net assets resulting from distributions to             (15,041,939)          (14,529,558)
   shareholders
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                       139,918,706           109,565,191
 Net asset value of shares issued to shareholders in                  3,262,307             2,706,717
 payment of distributions declared
 Cost of shares redeemed                                           (144,248,869)         (117,974,583)
  Change in net assets resulting from share transactions             (1,067,856)           (5,702,675)
   Change in net assets                                                (997,247)           (3,718,962)
 NET ASSETS:
 Beginning of period                                                233,020,824           236,739,786
 End of period                                                    $ 232,023,577         $ 233,020,824

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                      FEDERATED SHORT-TERM INCOME FUND

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").
Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

        INCREASE (DECREASE)
                      ACCUMULATED
PAID-IN CAPITAL    NET REALIZED LOSS
 ($3,077,752)        $3,077,752

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At April 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $24,147,796, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR    EXPIRATION AMOUNT
      1998             $   316,627
      1999               1,132,354
      2000               4,105,766
      2002                 669,532
      2003               5,572,713
      2004              10,784,773
      2005               1,566,031

Additionally,   net  capital  losses  of  $458,087   attributable   to  security
transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 1997 is as follows:

                                                              ACQUISITION   ACQUISITION
 SECURITY                                                        DATE           COST
 Banco Nacional de Mexico, 1996-A                              1/9/1997     $ 2,935,781
 Merrill Lynch Mortgage Investments, Inc., 1991-A, Class B    11/23/1994      5,781,739
 K Mart CMBS Financing, Inc., Series 1997-1                    2/27/1997      4,000,000
 C-BASS ABS, LLC, Series 1997-1                                2/25/1997      5,752,603
 Greenwich Capital Acceptance 1991-4, Class B-1A               1/7/1993       2,338,480
 Long Beach Federal Savings Bank Series 1992-3, Class A        6/29/1992        717,099

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                           YEAR ENDED APRIL 30,
                                             1997                                1996
 INSTITUTIONAL SHARES              SHARES              AMOUNT          SHARES              AMOUNT
 Shares sold                     15,252,983      $  132,739,529      10,873,366      $   95,413,085
 Shares issued to                   321,221           2,792,262         238,773           2,094,178
 shareholders in payment
 of distributions
 declared
 Shares redeemed                (15,832,329)       (137,838,962)    (11,665,688)       (102,282,720)
  Net change resulting             (258,125)     $   (2,307,171)       (553,549)     $   (4,775,457)
  from Institutional
  Shares transactions
                                                           YEAR ENDED APRIL 30,
                                             1997                                1996
 INSTITUTIONAL SERVICE             SHARES              AMOUNT          SHARES              AMOUNT
 SHARES
 Shares sold                        825,563       $   7,179,177       1,615,112       $  14,152,106
 Shares issued to                    54,067             470,045          69,892             612,539
 shareholders in payment
 of distributions
 declared
 Shares redeemed                   (736,958)         (6,409,907)     (1,787,163)        (15,691,863)
  Net change resulting
  from Institutional
  Service Shares
  transactions                      142,672       $   1,239,315        (102,159)      $    (927,218)
   Net change resulting            (115,453)      $  (1,067,856)       (655,708)      $  (5,702,675)
   from Fund share
   transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Instutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

PURCHASES    $125,993,771
SALES        $130,814,892

             REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
FEDERATED SHORT-TERM INCOME FUND (a portfolio of Federated Income Securities Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Income Fund (one of the portfolios comprising Federated Income Securities Trust), as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see page 2 and 17 of this prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
June 13, 1997

[Graphic]Federated Investors

Federated Short-Term Income Fund

(A Portfolio of Federated Income Securities Trust)

Institutional Shares

PROSPECTUS
JUNE 30, 1997

A Diversified Portfolio of Federated Income Securities Trust, an Open-End, Management Investment Company

FEDERATED SHORT-TERM INCOME FUND
Institutional Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securites Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Shareholder Services Company Federated Investors Tower Pittsburgh, PA 15222-3779

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219

Federated Securities Corp., Distributor
Cusip 31420C209
1111903A-IS (6/97)[Graphic]



Federated Short-Term Income Fund

(A Portfolio of Federated Income Securities Trust)
Institutional Service Shares

PROSPECTUS

The  Institutional  Service  Shares of  Federated  Short-Term  Income  Fund (the
"Fund") offered by this prospectus represent interests in a diversified portfolio of securities which is an investment portfolio in Federated Income Securities Trust (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to seek to provide current income.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS NOR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED NOR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in Institutional Service Shares of the Fund. Keep this prospectus for future reference. The Fund has also filed a Statement of Additional Information for Institutional Shares and Institutional Service Shares dated June 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated June 30, 1997


                             TABLE OF CONTENTS

 Summary of Fund Expenses                             1
 Financial Highlights -- Institutional Service Shares 2
 General Information                                  3
 Investment Information                               3
  Investment Objective                                3
  Investment Policies                                 3
  Special Considerations                             11
  Portfolio Turnover                                 11
  Investment Limitations                             11
 Trust Information                                   12
  Management of the Trust                            12
  Distribution of Institutional Service Shares       13
  Administration of the Fund                         13
 Net Asset Value                                     14
 Investing in Institutional Service Shares           14
  Share Purchases                                    14
  Exchange Privilege                                 14
  Minimum Investment Required                        14
  What Shares Cost                                   14
  Certificates and Confirmations                     15
  Dividends                                          15
  Capital Gains                                      15
 Redeeming Institutional Service Shares              15
  Telephone Redemption                               15
  Redeeming Shares by Mail                           15
  Accounts with Low Balances                         16
 Shareholder Information                             16
  Voting Rights                                      16
 Tax Information                                     16
  Federal Income Tax                                 16
  State and Local Taxes                              16
 Performance Information                             16
 Other Classes of Shares                             17
 Financial Highlights -- Institutional Shares        18
 Financial Statements                                19
 Report of Ernst & Young LLP, Independent Auditors   30


                          SUMMARY OF FUND EXPENSES
                        INSTITUTIONAL SERVICE SHARES

                               SHAREHOLDER TRANSACTION EXPENSES

Maximum  Sales Charge  Imposed on Purchases (as a percentage of offering
 None  price)  Maximum  Sales  Charge  Imposed  on  Reinvested  Dividends  (as a
 percentage  None of offering  price)  Contingent  Deferred  Sales  Charge (as a percentage of original purchase price or redemption
   proceeds, as applicable)                                                     None
 Redemption Fee (as a percentage of amount redeemed, if applicable)             None
 Exchange Fee                                                                   None




                         ANNUAL OPERATING EXPENSES
                  (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                0.37%
 12b-1 Fee (after waiver)(2)                                                     0.01%
  Shareholder Services Fee (after waiver)(3)                    0.24%
 Total Other Expenses                                                            0.43%
  Total Operating Expenses (after waivers)(4)                                    0.81%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.40%.

(2) The 12b-1 Fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate the voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(4) The total operating expenses would have been 1.09% absent the voluntary waivers of portions of the management fee, 12b-1 fee, and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Trust Information" and "Investing in Institutional Service Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees. LONG-TERM SHAREHOLDERS MAY PAY MORE THAN THE ECONOMIC EQUIVALENT OF THE MAXIMUM FRONT-END SALES CHARGES PERMITTED UNDER THE RULES OF THE NATIONAL ASSOCIATION OF SECURITIES DEALERS, INC.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year     $  8
3 Years    $ 26
5 Years    $ 45
10 Years   $100

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


            FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 30.

                                                                    YEAR ENDED APRIL 30,
                                                  1997      1996     1995     1994       1993    1992(A)
 NET ASSET VALUE, BEGINNING OF PERIOD      $8.68    $ 8.61    $ 8.85    $ 9.17    $ 8.98    $ 9.08
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           0.53      0.54      0.52      0.48      0.52      0.15
  Net realized and unrealized gain (loss) on       --       0.07     (0.24)    (0.32)     0.19     (0.10)
  investments
  Total from investment operations                0.53      0.61      0.28      0.16      0.71      0.05
 LESS DISTRIBUTIONS
  Distributions from net investment income       (0.53)    (0.54)    (0.52)    (0.48)    (0.52)    (0.15)
 NET ASSET VALUE, END OF PERIOD                  $8.68    $ 8.68    $ 8.61    $ 8.85    $ 9.17    $ 8.98

 TOTAL RETURN(B)                                 6.27%      7.25%     3.29%     1.78%     8.12%     0.69%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                       0.81%      0.81%     0.81%     0.81%     0.76%     0.78%*
  Net investment income                          5.96%      6.17%     5.90%     5.30%     5.82%     6.37%*
  Expense waiver/reimbursement(c)                0.28%      0.29%     0.27%     0.13%     0.45%     0.98%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)      $17,586   $16,346   $17,091   $39,649   $15,673      $778
  Portfolio turnover                               55%        77%       38%       44%       62%      114%

* Computed on an annualized basis.

(a) Reflects operations for the period from January 21, 1992 (date of initial public investment) to April 30, 1992.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated January 24, 1986. On December 31, 1991, the shareholders voted to permit the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus the Board of Trustees ("Trustees") has established two classes of shares, Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund.

Institutional Service Shares ("Shares") are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed, diversified portfolio of U.S. government securities. A minimum initial investment of $25,000 over a 90-day period is required. Shares are currently sold and redeemed at net asset value ("NAV") without a sales charge imposed by the Fund.
                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to seek to provide current income. This investment objective cannot be changed without the approval of the Fund's shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund will invest primarily in a diversified portfolio of short and medium-term high grade debt securities. The Fund may also invest in long-term high grade debt securities to the extent consistent with its policies regarding the Fund's average dollar-weighted portfolio maturity and duration. This investment policy may not be changed without the prior approval of the Fund's shareholders. Unless indicated otherwise, the other investment policies described in this prospectus may be changed by the Trustees without the approval of the Fund's shareholders. Shareholders will be notified before any material changes in these policies become effective.

ACCEPTABLE INVESTMENTS

The high grade debt securities in which the Fund invests include medium and long-term instruments rated by one or more nationally recognized statistical rating organizations ("NRSROs") in one of their three highest rating categories (e.g., AAA, AA or A by Standard & Poor's Ratings Group ("S&P"), Fitch Investors Service, Inc. ("Fitch"), or Duff & Phelps Rating Service ("Duff and Phelps"), or Aaa, Aa or A by Moody's Investors Service, Inc. ("Moody's")) and short-term instruments rated by one or more NRSROs in one of their two highest categories (e.g., A-1 or A-2 by S&P, Prime-1 or Prime-2 by Moody's, or F-1 or F-2 by
Fitch). Although the Fund may invest in unrated debt securities that are determined by the Fund's investment adviser to be of comparable quality to instruments having such ratings, as a matter of operating policy, the Fund will invest only in rated securities. Downgraded securities will be evaluated on a case by case basis by the adviser. The adviser will determine whether or not the security continues to be an acceptable investment. If not, the security will be
sold. Acceptable  investments currently include the following:       * corporate
debt obligations, including medium-term notes and variable rate demand notes;

* asset-backed securities;

* commercial paper (including Canadian Commercial Paper ("CCP") and
  Europaper);

* certificates of deposit, demand and time deposits, bankers' acceptances, deposit notes and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

* medium and short-term credit facilities, including demand notes and participations in revolving credit facilities;

* interest rate swaps, caps and floors;

* auction rate securities (see below);

* obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities ("Government Securities"); and

* other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Many variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days' prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features."

ASSET-BACKED SECURITIES

Asset-backed securities are created by the grouping of certain governmental, government-related, private loans, receivables or other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.
      Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage-backed securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Prepayments on mortgage-backed securities are also affected by other factors, such as the frequency with which people sell their homes or elect to make unscheduled payments on their mortgages. All asset-backed securities are subject to similar prepayment risks, although they may be more or less sensitive to certain factors. Depending upon market conditions, the yield that the Fund receives from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original asset-backed security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

Prepayments may result in a capital loss to the Fund to the extent that the prepaid asset-backed securities were purchased at a market premium over their stated principal amount. Conversely, the prepayment of asset-backed securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Fund, which would be taxed as ordinary income when distributed to the shareholders.

The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement provided to such securities.

  MORTGAGE-RELATED ASSET-BACKED SECURITIES

  The Fund may also invest in various mortgage-related asset-backed securities. These types of investments may include adjustable rate mortgage securities ("ARMS"), collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), or other securities collateralized by or representing an interest in real estate mortgages (collectively, "mortgage securities"). Mortgage securities are: (i) issued or guaranteed by the U.S. government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC");
  (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities; (iii) those issued by private issuers that represent an interest in or are collateralized by whole loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement; and (iv) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government.

  The privately issued mortgage-related securities provide for a periodic payment consisting of both interest and principal. The interest portion of these payments will be distributed by the Fund as income, and the capital portion will be reinvested.

  ADJUSTABLE RATE MORTGAGE SECURITIES

  ARMS are pass-through mortgage securities representing interests in adjustable rather than fixed interest rate mortgages. Typically, the ARMS in which the Fund invests are issued by GNMA, FNMA, and FHLMC and are actively traded. ARMS may be collateralized by whole loans or private pass-through securities. The underlying mortgages which collateralize ARMS issued by GNMA are fully guaranteed by the Federal Housing Administration or Veterans Administration, while those collateralizing ARMS issued by FHLMC or FNMA are typically conventional residential mortgages conforming to strict underwriting size and maturity constraints.

  Unlike conventional bonds, ARMS pay back principal over the life of the ARMS rather than at maturity. Thus, a holder of the ARMS, such as the Fund, would receive monthly scheduled payments of principal and/or interest and may receive unscheduled principal payments representing payments on the underlying mortgages. At the time that a holder of the ARMS reinvests the payments and any unscheduled prepayments of principal that it receives, the holder may receive a rate of interest which is actually lower than the rate of interest paid on the existing ARMS. As a consequence, ARMS may be a less effective means of "locking in" long-term interest rates than other types of fixed-income securities.

  Like other fixed-income securities, the market value of ARMS will generally vary inversely with changes in market interest rates. Thus, the market value of ARMS generally declines when interest rates rise and generally rises when interest rates decline.

  While ARMS generally entail less risk of a decline during periods of rapidly rising rates, ARMS may also have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because, as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if ARMS are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if ARMS are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

  COLLATERALIZED MORTGAGE OBLIGATIONS

  CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC Certificates, but may be collateralized by whole loans or private pass-through securities.

  The CMOs in which the Fund may invest may be: (a) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (b) collateralized by pools of mortgages in which payment of principal and interest is guaranteed by the issuer and such guarantee is collateralized by U.S. Government Securities; or (c) collateralized by pools of mortgages without a government guarantee as to payment of principal and interest, but which have some form of credit enhancement.

  The following example illustrates how mortgage cash flows are prioritized in the case of CMOs. Most of the CMOs in which the Fund invests use the same basic structure.

  (1) Several classes of securities are issued against a pool of mortgage collateral. The most common structure contains four tranches of securities:
  The first three (A, B, and C bonds) pay interest at their stated rates beginning with the issue date; the final tranche (Z bond) typically receives any excess income from the underlying investments after payments are made to the other tranches and receives no principal or interest payments until the shorter maturity tranches have been retired, but then receives all remaining principal and interest payments.

  (2) The cash flows from the underlying mortgages are applied first to pay interest and then to retire securities.

  (3) The tranches of securities are retired sequentially. All principal payments are directed first to the shortest-maturity tranche (or A bonds). When those securities are completely retired, all principal payments are then directed to the next-shortest-maturity security tranche (or B bond). This process continues until all of the tranches have been completely retired.

  Because the cash flow is distributed sequentially instead of pro rata, as with pass-through securities, the cash flows and average lives of CMOs are more predictable, and there is a period of time during which the investors in the longer-maturity classes receive no principal paydowns. One or more of the tranches often bear interest at an adjustable rate. The interest portion of these payments is distributed by the Fund as income, and the principal portion is reinvested.

  REAL ESTATE MORTGAGE INVESTMENT CONDUITS

  REMICs in which the Fund may invest are offerings of multiple class real estate mortgage-backed securities which qualify and elect treatment as such under provisions of the Internal Revenue Code, as amended. Issuers of REMICs may take several forms, such as trusts, partnerships, corporations, associations, or segregated pools of mortgages. Once REMIC status is elected and obtained, the entity is not subject to federal income taxation. Instead, income is passed through the entity and is taxed to the person or persons who hold interests in the REMIC. A REMIC interest must consist of one or more classes of "regular interests," some of which may offer adjustable rates of interest, and a single class of "residual interests." To qualify as a REMIC, substantially all the assets of the entity must be in assets directly or indirectly secured principally by real property.

  RESETS OF INTEREST

  The interest rates paid on some of the ARMS, CMOs, and REMICs in which the Fund may invest will be readjusted at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate ("LIBOR"), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to have somewhat less volatile interest rates.

  To the extent that the adjusted interest rate on the mortgage security reflects current market rates, the market value of an adjustable rate mortgage security will tend to be less sensitive to interest rate changes than a fixed rate debt security of the same stated maturity. Hence, ARMS which use indices that lag changes in market rates should experience greater price volatility than ARMS that closely mirror the market. Certain residual interest tranches of CMO's may have adjustable interest rates that deviate significantly from prevailing market rates, even after the interest rate is reset, and are subject to correspondingly increased price volatility. In the event that the Fund purchases such residual interest mortgage securities, it will factor in the increased interest and price volatility of such securities when determining its dollar-weighted average portfolio maturity and duration.

  CAPS AND FLOORS

  The underlying mortgages which collateralize the ARMS, CMOs, and REMICs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

  The value of mortgage securities in which the Fund may invest may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

  NON-MORTGAGE-RELATED ASSET-BACKED SECURITIES

  The Fund may invest in non-mortgage-related asset-backed securities, including interests in pools of receivables, such as credit card and accounts receivable and motor vehicle and other installment purchase obligations and leases. These securities may be in the form of pass-through instruments or asset-backed obligations. The securities are structured similarly to CMOs and mortgage pass-through securities, which are described above. Also, these securities may be issued either by nongovernmental entities and carry no direct or indirect governmental guarantees, or by governmental entities (i.e., Small Business Administration) and carry varying degrees of governmental support.

  Non-mortgage-related asset-backed securities have structural characteristics similar to mortgage-related asset-backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. The Fund may invest in non-mortgage-related asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

  Mortgage-backed and asset-backed securities generally pay back principal and interest over the life of the security. At the time the Fund reinvests the payments and any unscheduled prepayments of principal received, the Fund may receive a rate of interest which is actually lower than the rate of interest paid on these securities ("prepayment risks"). Although non-mortgage-related asset-backed securities generally are less likely to experience substantial prepayments than are mortgage-related asset-backed securities, certain of the factors that affect the rate of prepayments on mortgage-related asset-backed securities also affect the rate of prepayments on non-mortgage-related asset-backed securities.

  Non-mortgage-related asset-backed securities present certain risks that are not presented by mortgage-related asset-backed securities. Primarily, these securities do not have the benefit of the same security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivables to retain the possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then reregistered because the owner and obligor moves to another state, such registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK INSTRUMENTS

The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund or the Savings Association Insurance Fund. Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

FOREIGN INVESTMENTS

ECDs, ETDs, Yankee CDs, CCP and Europaper are subject to somewhat different risks than domestic obligations of domestic issuers. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholdings or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, and recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

CREDIT FACILITIES

Demand notes are borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. Revolving credit facilities are borrowing arrangements in which the lender agrees to make loans up to a maximum amount upon demand by the borrower during a specified term. As the borrower repays the loan, an amount equal to the repayment may be borrowed again during the term of the facility. The Fund generally acquires a participation interest in a revolving credit facility from a bank or other financial institution. The terms of the participation require the Fund to make a pro rata share of all loans extended to the borrower and entitles the Fund to a pro rata share of all payments made by the borrower. Demand notes and revolving facilities usually provide for floating or variable rates of interest.

INTEREST RATE SWAPS, CAPS AND FLOORS

The Fund may enter into interest rate swaps and may purchase or sell (i.e., write) interest rate caps and floors. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) on a notional principal amount. The principal amount of an interest rate swap is notional in that it only provides the basis for determining the amount of interest payments under the swap agreement, and does not represent an actual loan. For example, a $10 million LIBOR swap would require one party to pay the equivalent of the LIBOR on $10 million principal amount in exchange for the right to receive the equivalent of a fixed rate of interest on $10 million principal amount. Neither party to the swap would actually advance $10 million to the other.

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of the amount of excess interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of the amount of the interest shortfall on a notional principal amount from the party selling the interest rate floor.

The Fund expects to enter into interest rate transactions primarily to hedge against changes in the price of other portfolio securities. For example, the Fund may hedge against changes in the market value of a fixed rate note by entering into a concurrent swap that requires the Fund to pay the same or a lower fixed rate of interest on a notional principal amount equal to the principal amount of the note in exchange for a variable rate of interest based on a market index. Interest accrued on the hedged note would then equal or exceed the Fund's obligations under the swap, while changes in the market value of the swap would largely offset any changes in the market value of the note. The Fund may also enter into swaps and caps to preserve or enhance a return or spread on a portfolio security. The Fund does not intend to use these transactions in a speculative manner.

The Fund will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out), with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis, and the Fund will segregate liquid assets in an aggregate NAV at least equal to the accrued excess, if any, on each business day. If the Fund enters into an interest rate swap on other than a net basis, the Fund will segregate liquid assets in the full amount accrued on a daily basis of the Fund's obligations with respect to the swap. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. The Fund's investment adviser has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent interest rate swaps, caps or floors are determined by the investment adviser to be illiquid, they will be included in the Fund's limitation on investments in illiquid securities. To the extent the Fund sells caps and floors, it will maintain in a segregated account cash and/or U.S. Government Securities having an aggregate NAV at least equal to the full amount, accrued on a daily basis, of the Fund's obligations with respect to the caps or floors.
     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund's investment adviser is incorrect in its forecasts of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared with what it would have been if these investment techniques were not utilized. Moreover, even if the Fund's investment adviser is correct in its forecasts, there is a risk that the swap position may correlate imperfectly with the price of the portfolio security being hedged. There is no limit on the amount of interest rate swap transactions that may be entered into by the Fund. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to a default on an interest rate swap is limited to the NAV of the swap together with the net amount of interest payments owed to the Fund by the defaulting party. A default on a portfolio security hedged by an interest rate swap would also expose the Fund to the risk of having to cover its net obligations under the swap with income from other portfolio securities. The Fund may purchase and sell caps and floors without limitation, subject to the segregated account requirement described above. AUCTION RATE SECURITIES The Fund may invest in auction rate municipal securities and auction rate preferred securities (collectively, "auction rate securities"). Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The interest rate or dividend is reset by "Dutch" auction in which bids are made by broker/dealers and other institutions for a certain amount of securities at a specified minimum yield. The interest rate or dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is some risk that an auction will fail due to insufficient demand for the securities. If so, the securities may become illiquid and subject to the Fund's
15%  limitation  on illiquid  securities.       AVERAGE  PORTFOLIO  MATURITY AND
DURATION Although the Fund will not maintain a stable NAV, the adviser will seek to limit, to the extent consistent with the Fund's investment objective of current income, the magnitude of fluctuations in the Fund's NAV by limiting the dollar-weighted average maturity and duration of the Fund's portfolio. Securities with shorter maturities and durations generally have less volatile prices than securities of comparable quality with longer maturities or durations. The Fund should be expected to maintain a higher average maturity and duration during periods of lower expected market volatility, and a lower average maturity and duration during periods of higher expected market volatility. In any event, the Fund's dollar-weighted average maturity will not exceed three years, and its dollar-weighted average duration will not exceed three years.
      Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may have been credit enhanced by a guaranty, letter of credit or insurance. The Fund typically evaluates the credit quality and ratings of credit enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit enhanced securities as having been issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat the securities as having been issued by both the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security are treated as a form of credit enhancement.

RESTRICTED AND ILLIQUID SECURITIES

The Fund intends to invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restriction on resale under federal securities law. The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because
Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. Government Securities or other securities in which the Fund may invest to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. This transaction is similar to borrowing cash. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate.

When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and maintained until the transaction is settled.

During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements. This policy may not be changed without the approval of the Fund's shareholders.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or long-term basis, or both, up to one-third of the value of its total assets, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will limit the amount of portfolio securities it may lend to not more than one-third of its total assets. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned. This policy may not be changed without the approval of
the Fund's shareholders.     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. The Fund will limit its purchase of securities on a when-issued or delayed delivery basis to no more than 20% of the value of its total assets. This policy may not be changed without the approval
of the Fund's  shareholders.       The Fund may dispose of a commitment prior to
settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securites at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

SPECIAL CONSIDERATIONS

In the debt market, prices move inversely to interest rates. A decline in market interest rates results in a rise in the market prices of outstanding debt obligations. Conversely, an increase in market interest rates results in a decline in market prices of outstanding debt obligations. In either case, the amount of change in market prices of debt obligations in response to changes in market interest rates generally depends on the maturity of the debt obligations: the debt obligations with the longest maturities will experience the greatest market price changes. The market value of debt obligations, and therefore the Fund's NAV, will fluctuate due to changes in economic conditions and other market factors such as interest rates which are beyond the control of the Fund's investment adviser. The Fund's investment adviser could be incorrect in its expectations about the direction or extent of these market factors. Although debt obligations with longer maturities offer potentially greater returns, they have greater exposure to market price fluctuation. Consequently, to the extent the Fund is significantly invested in debt obligations with longer maturities, there is a greater possibility of fluctuation in the Fund's NAV. PORTFOLIO TURNOVER

While the Fund does not intend to engage in substantial short-term trading, from time to time it may sell portfolio securities for investment reasons without considering how long they have been held. For example, the Fund would do this:

* to take advantage of short-term differentials in yields or market values;

* to take advantage of new investment opportunities;

* to respond to changes in the creditworthiness of an issuer; or

* to try to preserve gains or limit losses.

Any  such  trading  would  increase  the  Fund's  portfolio   turnover  and  its
transaction costs. However, the Fund will not attempt to set or meet any arbitrary turnover rate since turnover is incidental to transactions considered necessary to achieve the Fund's investment objective.

INVESTMENT LIMITATIONS

The Fund will not:

* borrow money directly or through reverse repurchase agreements or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings;

* lend any of its assets except portfolio securities up to one-third of the value of its total assets;

* sell securities short except, under strict limitations, the Fund may maintain open short positions so long as not more than 10% of the value of its net assets is held as collateral for those positions;

* invest more than 5% of its total assets in securities of issuers that have records of less than three years of continuous operations; or

* with respect to 75% of its assets, invest more than 5% of the value of its total assets in securities of one issuer (except U.S. government obligations), or purchase more than 10% of the outstanding voting securities of any one issuer. For these purposes the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

The above investment limitations cannot be changed without shareholder approval. The following limitation however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

* invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement more than seven days after notice, non-negotiable time deposits, certain interest rate swaps, caps and floors determined by the investment adviser to be illiquid, and certain restricted securities not determined by the Trustees to be liquid.

                             TRUST INFORMATION

MANAGEMENT OF THE TRUST

BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Federated Management, the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES

  The Fund's Adviser receives an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, the Adviser may voluntarily reimburse some of the operating expenses of the Fund. The Adviser can terminate this voluntary reimbursement of expenses at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across more than 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

  Randall S. Bauer has been the Fund's portfolio manager since October 1995. Mr. Bauer joined Federated Investors in 1989 and has been a Vice President of the Fund's investment adviser since 1994. Mr. Bauer was an Assistant Vice President of the Fund's investment adviser from 1989 to 1993. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from The Pennsylvania State University.

  Robert K. Kinsey will be a portfolio manager of the Fund effective July 1997. Mr. Kinsey joined Federated in 1995 as a Vice President of a Federated advisory subsidiary. He has been a Vice President of the Fund's adviser since March 1997. From 1992 to 1995, he served as a Portfolio Manager for Harris Investment Management Co., Inc. Mr. Kinsey received his M.B.A. in Finance from U.C.L.A.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, (the "Plan") the distributor may be paid a fee by the Fund in an amount, computed at an annual rate of 0.25% of the average daily net assets of the Shares. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amount or may earn a profit from future payments made by the Fund under the Plan. In addition, the Trust has entered into a Shareholder
Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily NAV of Shares to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time
by the Trust and Federated Shareholder  Services.       SUPPLEMENTAL PAYMENTS TO
FINANCIAL  INSTITUTIONS       In  addition  to  payments  made  pursuant  to the
Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be
reimbursed by the Fund's Adviser or its affiliates.        ADMINISTRATION OF THE
FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors as specified below:

    MAXIMUM
  ADMINISTRATIVE          AVERAGE AGGREGATE
       FEE                DAILY NET ASSETS
     0.15%            on the first $250 million
     0.125%           on the next $250 million
     0.10%            on the next $250 million
     0.075%       on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund's NAV per Share fluctuates. The NAV for Shares is determined by adding the interest of the Shares in the market value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding.
                 INVESTING IN INSTITUTIONAL SERVICE SHARES

SHARE PURCHASES

Shares are sold on days on which the New York Stock Exchange is open. Shares may be purchased either by wire or by mail.

To purchase Shares of the Fund, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken over the telephone. The Fund reserves the right to reject any purchase request.

BY WIRE

To purchase Shares of the Fund by Federal Reserve wire, call the Fund before 4:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Federated Short-Term Income Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

BY MAIL

To purchase Shares of the Fund by mail, send a check made payable to Federated Short-Term Income Fund -- Institutional Service Shares to: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, P.O. Box 8600, Boston, MA 02266-8600. Orders by mail are considered received after payment by check is converted by the transfer agent's bank, State Street Bank and Trust Company ("State Street Bank"), into federal funds. This is normally the next business day after State Street Bank receives the check. EXCHANGE PRIVILEGE

Financial institutions that maintain master accounts with an aggregate investment of at least $400 million in certain funds which are advised or distributed by affiliates of Federated Investors may exchange their shares for Institutional Shares of the Trust.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $25,000 plus any non-affiliated bank or broker's fee. However, an account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment will be calculated by combining all accounts it maintains with the Fund. Accounts established through a non-affiliated bank or broker may be subject to a smaller minimum investment.

WHAT SHARES COST

Shares are sold at their NAV next determined after an order is received. There is no sales charge imposed by the Fund. Investors who purchase Shares through a non-affiliated bank or broker may be charged an additional service fee by that bank or broker.

The NAV is determined as of the close of trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its NAV might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Shareholder Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested by contacting the Fund.

Detailed confirmations of each purchase or redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during the month.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are declared just prior to determining NAV. If an order for Shares is placed on the preceding business day, Shares purchased by wire begin earning dividends on the business day wire payment is received by State Street Bank. If the order for Shares and payment by wire are received on the same day, Shares begin earning dividends on the next business day. Shares purchased by check begin earning dividends on the business day after the check is converted upon instruction of the transfer agent into federal funds. Dividends are automatically reinvested on payment dates in additional Shares of the Fund unless cash payments are requested by contacting the Fund.

CAPITAL GAINS

Capital gains realized by the Fund, if any, will be distributed at least once every 12 months.

                   REDEEMING INSTITUTIONAL SERVICE SHARES

The Fund redeems Shares at their NAV next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its NAV. Redemption requests must be received in proper form and can be made by telephone request or by written request.

TELEPHONE REDEMPTION

Shareholders may redeem their Shares by telephoning the Fund before 4:00 p.m. (Eastern time). The proceeds will normally be wired the following business day, but in no event more than seven days, to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. If at any time the Fund shall determine it is necessary to terminate or modify this method of redemption, shareholders would be promptly notified. Proceeds from redemption requests received on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

An authorization form permitting the Fund to accept telephone requests must first be completed. Authorization forms and information on this service are available from Federated Securities Corp. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "Redeeming Shares by Mail," should be considered.

REDEEMING SHARES BY MAIL

Shares may redeemed in any amount by mailing a written request to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the Share class name; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have signatures on written redemption requests guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed
by a notary public.       ACCOUNTS WITH LOW BALANCES     Due to the high cost of
maintaining accounts with low balances, the Fund may redeem Shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. This requirement does not apply, however, if the balance falls below $25,000 because
of  changes in the Fund's  NAV.        Before  Shares are  redeemed  to close an
account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.

                          SHAREHOLDER INFORMATION

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders of the Trust for vote. All shares of each portfolio in the Trust have equal voting rights, except that, in matters affecting only a particular fund or class, only shares of that particular fund or class are entitled to vote. As of May 9, 1997, Trust Company of St. Joseph, St. Joseph, MO, owned 39.35% of the voting securities of the Fund's Institutional Service Shares, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all portfolios entitled to vote.
                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because the Fund expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios, if any, will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares. Information on the tax status of dividends and distributions is provided annually.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly and Meck, counsel to the Fund, Shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those
jurisdictions.        Shareholders  are urged to consult  their own tax advisers regarding the status of their accounts under state and local laws.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Shares.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Shares is calculated by dividing the net investment income per Share (as defined by the SEC) earned by Shares over a thirty-day period by the maximum offering price per Share of Shares on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The Shares are sold without any sales charge or other similar non-recurring charges other than a Rule 12b-1 fee.

Total  return  and  yield  will  be   calculated   separately   for  Shares  and
Institutional Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                          OTHER CLASSES OF SHARES

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold to banks and other institutions that hold assets as principals or in a fiduciary capacity for individuals, trusts, estates or partnerships and are subject to a minimum initial investment of $25,000. Institutional Shares are sold at NAV and are distributed without a Rule 12b-1 Plan.

Shares and Institutional Shares are subject to certain of the same expenses. Expense differences, however, between Shares and Institutional Shares may affect the performance of each class.

To obtain more information and a prospectus for Institutional Shares, investors may call 1-800-341-7400.



                FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors, on page 30.

                              YEAR ENDED APRIL 30,
                                1997      1996       1995      1994       1993     1992(A)     1991     1990      1989      1988
 NET ASSET VALUE,  $ 8.68     $ 8.61   $ 8.85   $ 9.17   $ 8.98  $ 9.07   $ 9.16    $ 9.41    $ 9.56   $ 9.98
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income   0.54       0.57       0.54       0.51       0.58      0.60      0.83      0.93      0.94    0.94
 Net realized and
 unrealized gain
 (loss) on investments     0.01    0.07    (0.24)     (0.32)      0.16     (0.07)    (0.08)    (0.25)    (0.15)   (0.42)
 Total from investment   0.55       0.64       0.30       0.19       0.74      0.53      0.75      0.68      0.79     0.52
 operations
 LESS DISTRIBUTIONS
 Distributions from net
 investment income    (0.54)    (0.57)   (0.54)     (0.51)     (0.55)    (0.60)    (0.83)    (0.93)    (0.94)   (0.94)
 Distributions in excess
 of net
 investment income(b)          (0.01)       --        --        --          --       (0.02)    (0.01)    --          --       --
 Total distributions   (0.55)   (0.57)     (0.54)     (0.51)     (0.55)    (0.62)    (0.84)    (0.93)    (0.94)   (0.94)
 NET ASSET VALUE, END OF       $ 8.68    $ 8.68     $ 8.61     $ 8.85     $ 9.17    $ 8.98    $ 9.07    $ 9.16    $ 9.41   $ 9.56
 PERIOD
 TOTAL RETURN(C)   6.53%   7.51%   3.55%   2.04%   8.39%  5.94%   8.80%  7.52%   8.69%    5.43%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses   0.56%   0.56%      0.56%      0.56%      0.51%     0.53%     0.52%     0.52%     0.51%    0.50%
 Net investment income   6.21%    6.43%   6.22%   5.55%   6.07%  6.71%  9.33%  9.95%  9.90% 9.59%
 Expense     0.28%    0.29%      0.03%      0.08%      0.45%     0.98%     0.92%     0.75%     0.76%    0.59%
 waiver/reimbursement(d)
 SUPPLEMENTAL DATA
 Net assets, end of
 period
 (000 omitted)              $214,438   $216,675   $219,649   $353,106   $144,129   $36,047   $47,223   $65,429   $69,904  $90,581
 Portfolio turnover   55%    77%     38%     44%        62%      114%       23%       34%       38%      77%

(a) On December 31, 1991, the shareholders approved a change in the fundamental investment policies which state that the Fund will be invested in high-grade as opposed to lower-rated debt securities, and as a result, investment income per share is lower.

(b) Distributions in excess of net investment income for the years ended April 30, 1997, 1992 and 1991, were a result of certain book and tax timing differences. These distributions did not represent a return of capital for federal income tax purposes for the year ended April 30, 1997, 1992 and 1991.

(c) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(d) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                          PORTFOLIO OF INVESTMENTS
                      FEDERATED SHORT-TERM INCOME FUND
                               APRIL 30, 1997

   PRINCIPAL
     AMOUNT                                                                                 VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- 66.4%
              AUTOMOTIVE -- 15.2%
 $  2,212,633 Chevy Chase Auto Trust 1995-1, Class A, 6.00%, 12/15/2001               $    2,217,147
    1,300,000 Chrysler Corp., 10.95%, 8/1/2017                                             1,388,920
    1,348,132 Daimler-Benz Auto Grantor Trust 1995-A, Class A, 5.85%, 5/15/2002            1,347,862
    3,000,000 Ford Motor Credit Corp., MTN, 5.83%, 6/29/1998                               2,984,805
    3,773,437 Honda Auto Receivables Grantor Trust 1995-A, Class A, 6.20%,                 3,766,457
              12/15/2000
    6,000,000 Navistar Dealer Note Trust 1990-A, Class A-3, Floating Rate Pass Thru
              Certificate,
              6.548%, 1/25/2003                                                            6,082,800
    1,946,028 Navistar Financial Owner Trust 1995-A, Class B, 6.85%, 11/20/2001            1,953,384
    4,860,885 Olympic Auto Receivables Trust 1995-B, Class A-2, 7.35%, 10/15/2001          4,910,369
    5,000,000 Olympic Auto Receivables Trust 1996-C, Class A-5, 7.00%, 3/15/2004           5,047,350
    3,000,000 Premier Auto Trust 1995-3, Class B, 6.25%, 8/6/2001                          2,958,030
    2,655,000 (a)World Omni Auto Lease Securitization Trust 1996-A, Class A-1,             2,662,062
              6.30%, 6/25/2002
               Total                                                                      35,319,186
              BANKING -- 9.9%
    3,000,000 (b)Banco Nacional de Mexico S.A., Credit Card Merchant Voucher
              Receivables Master Trust
              1996-A, Class A-1, 6.25%, 12/1/2003                                          2,916,570
    3,000,000 (a)BankAmerica Corp., FRN, 5.50%, 6/25/2003                                  2,921,250
    2,083,333 Chase Manhattan Credit Card Master Trust 1992-1, Class A, 7.40%,             2,088,708
              5/15/2000
    2,000,000 Chemical Master Credit Card Trust 1995-3, Class A, 6.23%, 4/15/2005          1,952,540
    5,000,000 (a)Citicorp Sub., FRN, 5.538%, 10/25/2005                                    4,924,250
    1,000,000 (a)J.P. Morgan & Co., Inc., FRN, 5.379%, 8/19/2002                             979,400
    3,000,000 Standard Credit Card Master Trust 1994-4, Class A, 8.25%, 11/7/2003          3,151,620
    4,000,000 Toronto-Dominion Bank, Sub. Note, 7.875%, 8/15/2004                          4,077,200
               Total                                                                      23,011,538
              FINANCE - COMMERICIAL -- 2.1%
    5,000,000 CSXT Trade Receivables Master Trust 1993-1, Class A, 5.05%, 9/25/1999        4,921,950
              FINANCE - RETAIL -- 13.0%
    5,000,000 Bridgestone/Firestone Master Trust 1996-1, Class B, 6.49%, 7/1/2003          4,909,950
    2,500,000 Dayton Hudson Credit Card Master Trust 1995-1, Class A, 6.10%,               2,500,325
              2/25/2002
    5,000,000 Discover Credit Card Trust 1992-B, Class A, 6.80%, 6/16/2000                 5,024,750
    4,000,000 (a)First USA Credit Card Master Trust, 1994-3, Class B, 5.838%,              4,008,720
              12/15/1999
    4,000,000 Household Affinity Credit Card Master Trust 1993-1, Class B, 5.30%,          3,907,400
              9/15/2000



                               FEDERATED SHORT-TERM INCOME FUND

   PRINCIPAL
     AMOUNT                                                                                 VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
              FINANCE - RETAIL -- CONTINUED
 $  7,000,000 Household Private Label Credit Card Master Trust 1994-1, Class B,       $    7,009,170
              7.55%, 6/20/2001
    2,800,000 Spiegel Master Trust 1994-B, Class A, 8.15%, 6/15/2004                       2,901,276
               Total                                                                      30,261,591
              GAS & ELECTRIC UTILITIES -- 2.8%
    1,000,000 Big Rivers Electric Corp., Trust Certificate, 10.70%, 9/15/2017              1,071,600
    1,750,000 Kansas Electric Power Cooperative, Trust Certificate, 9.73%,                 1,872,308
              12/15/2017
    2,000,000 Pennsylvania Power & Light Company, 9.25%, 10/1/2019                         2,125,380
    1,300,000 Philadelphia Electric Co., 8.625%, 6/1/2022                                  1,349,478
               Total                                                                       6,418,766
              GOVERNMENT AGENCY -- 3.9%
    5,000,000 Province of Manitoba, 9.50%, 10/1/2000                                       5,418,100
    3,380,000 Swedish Export Credit Corp., 9.875%, 3/15/2038                               3,632,317
               Total                                                                       9,050,417
              HOME EQUITY RECEIVABLES -- 6.8%
    1,588,574 AFC Home Equity Loan Trust 1992-3, Class A, 7.05%, 8/15/2007                 1,584,809
    2,928,951 Advanta Home Equity Loan Trust 1992-1, Class A, 7.88%, 9/25/2008             2,960,086
    4,554,691 CWABS 1996-1, Class A-2, 6.525%, 2/25/2014                                   4,501,583
      640,694 GE Capital Home Equity Loan Trust 1991-1, Class A, 7.20%, 9/15/2011            637,427
    2,684,952 (a)Merril Lynch Home Equity Loan Trust 1991-2, Class B, 6.313%,              2,691,664
              4/15/2006
    3,316,806 (a)Merrill Lynch Home Equity Loan Trust 1993-1, Class B, 6.50%,              3,340,355
              2/15/2003
               Total                                                                      15,715,924
              INSURANCE -- 3.4%
    4,000,000 American General Corp., 9.625%, 2/1/2018                                     4,340,120
    3,346,000 American Reinsurance Corp., 10.875%, 9/15/2004                               3,568,542
               Total                                                                       7,908,662
              MANUFACTURED HOUSING RECEIVABLES -- 6.6%
    3,000,000 Associates Manufactured Housing Certificates 1996-1, Class A-2, 6.05%,       2,941,170
              6/15/2027
    3,750,000 Associates Manufactured Housing Certificates 1996-1, Class A-2, 6.70%,       3,762,675
              3/15/2027
    5,691,914 (b)Merrill Lynch Mortgage Investments, Inc. 1991-A, Class B, 9.25%,          5,688,385
              5/15/2011
    2,508,287 Merrill Lynch Mortgage Investments, Inc. 1991-I, Class A, 7.65%,             2,516,138
              1/15/2012
      373,501 Merrill Lynch Mortgage Investments, Inc. 1992-B, Class B, 8.50%,               382,910
              4/15/2012
               Total                                                                      15,291,278



                               FEDERATED SHORT-TERM INCOME FUND

   PRINCIPAL
     AMOUNT                                                                                 VALUE
 CORPORATE BONDS/ASSET-BACKED SECURITIES -- CONTINUED
              RECREATIONAL VEHICLE RECEIVABLES -- 0.4%
 $    961,798 Fleetwood Credit Corp. 1992-A, Class A, 7.10%, 2/15/2007                $      960,173
              TELECOMMUNICATIONS -- 2.3%
    2,000,000 British Telecommunication Finance, PLC, 9.625%, 2/15/2019                    2,172,100
    3,000,000 Southwestern Bell Capital Corp., MTN, 8.81%, 12/16/2004                      3,168,450
               Total                                                                       5,340,550
               TOTAL CORPORATE BONDS/ASSET-BACKED SECURITIES (IDENTIFIED COST            154,200,035
               $155,407,412)
 MORTGAGE-BACKED SECURITIES -- 26.9%
              COMMERCIAL MORTGAGE BACKED SECURITIES -- 1.8%
    4,000,000 (b)K Mart CMBS Financing, Inc., Series 1997-1, Class C, 6.075%,              4,007,520
              2/1/2007
              GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES -- 5.8%
    2,591,980 GNMA Pool 354754, 7.50%, 2/15/2024                                           2,574,640
    9,087,285 GNMA Pool 780360, 11.00%, 9/15/2015                                         10,186,301
   50,071,857 Vendee Mortgage Trust 1995-1C, Class 3IO, .2925%, 2/15/2025                    782,623
               Total                                                                      13,543,564
              NON-GOVERNMENT AGENCY-MORTGAGE-BACKED SECURITIES -- 19.3%
    5,729,328 (b)C-BASS ABS, LLC, Series 1997-1, Class A-1, 7.05%, 2/1/2017                5,749,037
    3,261,641 GE Capital Mortgage Services, Inc., 1995-7, Class A-1, 7.50%,                3,269,925
              9/25/2025
    1,496,100 (a)Glendale Federal Bank 1988-1, Class A, 7.402%, 11/25/2027                 1,497,970
    2,303,347 (a)(b)Greenwich Capital Acceptance 1991-4, Class B-1A, 8.478%,               2,306,940
              7/1/2019
   22,339,211 (a)Greenwich Capital Acceptance 1993-AFCI, Class B-1, 7.618%,                2,297,549
              9/25/2023
    3,264,921  (a)Greenwich  Capital  Acceptance  1993-LB2,  Class  A-1,  7.92%,
    8/25/2023 3,274,096 1,669,486 Greenwich Capital Acceptance  1993-LB3,  Class
    A-1, 7.68%,  1/25/2024 1,673,659 7,694,368  (a)Greenwich  Capital Acceptance
    1994-B, Class A, 7.72%, 7/1/2018 7,759,309
      466,090  (b)Long  Beach  Federal  Savings  Bank  1992-3,  Class A,  9.60%,
    6/15/2022  471,477  2,500,000  Prudential  Home Mortgage  Securities,  Inc.,
    1992-32, Class A-6, 7.50%, 2,503,175
              10/25/2022
    5,014,872 Prudential Home Mortgage Securities, Inc., 1992-5, Class A-6, 7.50%,         4,960,912
              4/25/2007
    4,039,443 Residential Accredit Loans, Inc., 1996-QS8, Class A-3, 7.05%,                3,996,544
              12/25/2026
    2,850,000 Residential Accredit Loans, Inc., 1997-QS2, Class A-3, 7.25%,                2,841,992
              3/31/2027
      194,480 Residential Funding Mortgage Securities, Inc., 1993-S18, Class A-2,            194,354
              7.50%, 5/25/2023
    2,000,018 (a)Resolution Trust Corp. 1992-12, Class B-3, 7.851%, 1/25/2025              1,983,458
               Total                                                                      44,780,397
               TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $62,306,041)             62,331,481



                               FEDERATED SHORT-TERM INCOME FUND

   PRINCIPAL
     AMOUNT                                                                                 VALUE
 (C)REPURCHASE AGREEMENT -- 6.4%
 $ 14,860,000 BT Securities Corporation, 5.43%, dated 4/30/1997, due 5/1/1997 (AT     $   14,860,000
              AMORTIZED COST)
               TOTAL INVESTMENTS (IDENTIFIED COST $232,573,453)(D)                    $  231,391,516

(a) Denotes variable rate and floating rate obligations for which the current rate is shown.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At the end of the period, these securities amounted to $21,139,929, which represents 9.1% of net assets.

(c) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

(d) The cost of investments for federal tax purposes amounts to $232,573,453. The net unrealized depreciation of investments on a federal tax basis amounts to $1,181,937 which is comprised of $795,349 appreciation and $1,977,286 depreciation at April 30, 1997.

Note: The categories of investments are shown as a percentage of net assets
     ($232,023,577) at April 30, 1997.

The following acronyms are used throughout this portfolio:

FRN -- Floating Rate Note
GNMA --  Government  National  Mortgage  Association  LLC --  Limited  Liability
Company  MTN -- Medium  Term Note PLC -- Public  Limited  Corporation       (See
Notes which are an integral part of the Financial Statements)


                    STATEMENT OF ASSETS AND LIABILITIES
                      FEDERATED SHORT-TERM INCOME FUND
                               APRIL 30, 1997

 ASSETS:
 Total investments in securities, at value (identified and tax cost                   $ 231,391,516
 $232,573,453)
 Income receivable                                                                        1,732,136
 Receivable for investments sold                                                            118,827
 Receivable for shares sold                                                                 424,844
    Total assets                                                                      $ 233,667,323
 LIABILITIES:
 Payable for shares redeemed                                            $   214,460
 Income distribution payable                                              1,147,753
 Payable to the Bank                                                        251,955
 Accrued expenses                                                            29,578
    Total liabilities                                                                     1,643,746
 NET ASSETS for 26,717,976 shares outstanding                                         $ 232,023,577
 NET ASSETS CONSIST OF:
 Paid-in capital                                                                      $ 258,040,526
 Net unrealized depreciation of investments                                             (1,181,937)
 Accumulated net realized loss on investments                                          (24,605,883)
 Distributions in excess of net investment income                                         (229,129)
    Total Net Assets                                                                  $ 232,023,577
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $214,437,974 / 24,692,959 shares outstanding                                                 $8.68
 INSTITUTIONAL SERVICE SHARES:
 $17,585,603 / 2,025,017 shares outstanding                                                   $8.68

(See Notes which are an integral part of the Financial Statements)


                          STATEMENT OF OPERATIONS
                      FEDERATED SHORT-TERM INCOME FUND
                         YEAR ENDED APRIL 30, 1997

 INVESTMENT INCOME:
 Interest                                                                               $16,204,039
 EXPENSES:
 Investment advisory fee                                                   $ 957,140
 Administrative personnel and services fee                                   180,791
 Custodian fees                                                               36,965
 Transfer and dividend disbursing agent fees and expenses                     64,903
 Directors'/Trustees' fees                                                     7,903
 Auditing fees                                                                17,478
 Legal fees                                                                    3,997
 Portfolio accounting fees                                                    86,082
 Distribution services fee -- Institutional Service Shares                    40,701
 Shareholder services fee -- Institutional Shares                            557,524
 Shareholder services fee -- Institutional Service Shares                     40,704
 Share registration costs                                                     28,724
 Printing and postage                                                         23,097
 Insurance premiums                                                            4,859
 Taxes                                                                         3,697
 Miscellaneous                                                                 7,592
     Total expenses                                                         2,062,157
 Waivers --
     Waiver of investment advisory fee                       $  (72,703)
     Waiver of distribution services fee -- Institutional       (39,073)
     Service Shares
     Waiver of shareholder services fee -- Institutional       (557,524)
     Shares
     Waiver of shareholder services fee -- Institutional         (1,628)
     Service Shares
         Total waivers                                                        (670,928)
                  Net expenses                                                            1,391,229
                   Net investment income                                                 14,812,810
 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments                                                         (629,217)
 Net change in unrealized depreciation of investments                                       928,955
     Net realized and unrealized gain on investments                                        299,738
         Change in net assets resulting from operations                                 $15,112,548


(See Notes which are an integral part of the Financial Statements)


                     STATEMENT OF CHANGES IN NET ASSETS
                      FEDERATED SHORT-TERM INCOME FUND

                              YEAR ENDED APRIL 30,
                                    1997 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS --
 Net investment income                                     $  14,812,810            $   14,529,558
 Net realized gain (loss) on investments ($1,566,031
 net loss and $10,784,773 net loss,
 respectively, as computed for federal tax purposes)            (629,217)               (2,061,785)
 Net change in unrealized appreciation/depreciation              928,955                 4,045,498
  Change in net assets resulting from operations              15,112,548                16,513,271
 DISTRIBUTIONS TO SHAREHOLDERS --
 Distributions from net investment income
  Institutional Shares                                       (13,841,711)              (13,302,550)
  Institutional Service Shares                                  (971,099)               (1,227,008)
 Distributions in excess of net investment income
  Institutional Shares                                          (229,129)                        --
   Change in net assets resulting from distributions         (15,041,939)              (14,529,558)
   to shareholders
 SHARE TRANSACTIONS --
 Proceeds from sale of shares                                139,918,706               109,565,191
 Net asset value of shares issued to shareholders in           3,262,307                 2,706,717
 payment of distributions declared
 Cost of shares redeemed                                    (144,248,869)             (117,974,583)
  Change in net assets resulting from share                   (1,067,856)               (5,702,675)
  transactions
   Change in net assets                                         (997,247)               (3,718,962)
 NET ASSETS:
 Beginning of period                                         233,020,824               236,739,786
 End of period                                             $ 232,023,577            $  233,020,824

(See Notes which are an integral part of the Financial Statements)



                       NOTES TO FINANCIAL STATEMENTS

                      FEDERATED SHORT-TERM INCOME FUND

ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of two diversified portfolios. The financial statements included herein are only those of Federated Short-Term Income Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek to provide current income. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees").
Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards. The following reclassifications have been made to the financial statements.

        INCREASE (DECREASE)
                       ACCUMULATED
 PAID-IN CAPITAL    NET REALIZED LOSS
     ($3,077,752)     $3,077,752

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary. At April 30, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $24,147,796, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR     EXPIRATION AMOUNT
       1998             $ 316,627
       1999             1,132,354
       2000             4,105,766
       2002               669,532
       2003             5,572,713
       2004            10,784,773
       2005             1,566,031

Additionally, net capital losses of $458,087 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at April 30, 1997 is as follows:

                                                                       ACQUISITION     ACQUISITION
 SECURITY                                                                 DATE            COST
 Banco Nacional de Mexico, 1996-A                                       1/9/1997         $2,935,781
 Merrill Lynch Mortgage Investments, Inc., 1991-A, Class B             11/23/1994         5,781,739
 K Mart CMBS Financing, Inc., Series 1997-1                             2/27/1997         4,000,000
 C-BASS ABS, LLC, Series 1997-1                                         2/25/1997         5,752,603
 Greenwich Capital Acceptance 1991-4, Class B-1A                        1/7/1993          2,338,480
 Long Beach Federal Savings Bank Series 1992-3, Class A                 6/29/1992           717,099

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                      YEAR ENDED APRIL 30,
                                           1997                                  1996
 INSTITUTIONAL SHARES         AMOUNT              SHARES               AMOUNT             SHARES
 Shares sold               15,252,983        $   132,739,529         10,873,366       $   95,413,085
 Shares issued                321,221              2,792,262            238,773            2,094,178
 to shareholders
 in payment of
 distributions
 declared Shares          (15,832,329)          (137,838,962)       (11,665,688)        (102,282,720)
 redeemed
 Net change                  (258,125)       $    (2,307,171)          (553,549)      $   (4,775,457)
 resulting from
 Institutional
 Shares transactions

                                                       YEAR ENDED APRIL 30,
                                                   1997                              1996
 INSTITUTIONAL SERVICE SHARES          SHARES             AMOUNT        SHARES            AMOUNT

 Shares sold                        825,563       $   7,179,177       1,615,112       $     14,152,106
 Shares issued                       54,067             470,045          69,892                612,539
 to shareholders
 in payment of
 distributions
 declared Shares                   (736,958)        (6,409,907)      (1,787,163)           (15,691,863)
 redeemed
 Net change
 resulting from
 Institutional
 Service Shares
 transactions                        142,672       $   1,239,315       (102,159)      $      (927,218)
  Net change                        (115,453)      $  (1,067,856)      (655,708)      $    (5,702,675)
  resulting from Fund
  share transactions

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser, (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Institutional Service Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Instutional Service Shares annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of daily average net assets of the Fund shares for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT FEES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended April 30, 1997, were as follows:

PURCHASES     $125,993,771
SALES         $130,814,892

             REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Trustees and Shareholders of
FEDERATED SHORT-TERM INCOME FUND (a portfolio of Federated Income Securities Trust):

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Short-Term Income Fund (one of the portfolios comprising Federated Income Securities Trust), as of April 30, 1997, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights (see pages 2 and 18 of this prospectus) for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Short-Term Income Fund, a portfolio of Federated Income Securities Trust, at April 30, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                          ERNST & YOUNG LLP

Pittsburgh, Pennsylvania
June 13, 1997

                                   NOTES

Federated Short-Term Income Fund

(A Portfolio of Federated Income Securities Trust)
Institutional Service Shares

PROSPECTUS
JUNE 30, 1997

A Diversified Portfolio of Federated Income Securities Trust, an Open-End, Management Investment Company

FEDERATED SHORT-TERM INCOME FUND
Institutional Service Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securites Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
Federated Investors Tower
Pittsburgh, PA 15222-3779

INDEPENDENT AUDITORS
Ernst & Young LLP
One Oxford Centre
Pittsburgh, PA 15219


[Graphic]


Federated Securities Corp., Distributor

Cusip 31420C308
1111903A-SS (6/97)

[Graphic]




                      FEDERATED SHORT-TERM INCOME FUND
                          INSTITUTIONAL SHARES
                        INSTITUTIONAL SERVICE SHARES
             (A PORTFOLIO OF FEDERATED INCOME SECURITIES TRUST)

                    STATEMENT OF ADDITIONAL  INFORMATION



This  Statement of
Additional Information should be read with the prospectuses of Federated Short-Term Income Fund (the "Fund"), a portfolio of Federated Income Securities Trust (the "Trust") dated June 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PENNSYLVANIA 15222-3779

                   Statement dated June 30, 1997

[Graphic]Federated Investors

Federated Securities Corp., Distributor
Cusip 31420C209
Cusip 31420C308

G00181-04 (6/97) [Graphic]

TABLE OF CONTENTS

 GENERAL INFORMATION ABOUT THE FUND                                      1
 INVESTMENT OBJECTIVE AND POLICIES                                       1
  U.S. Government Securities                                             1
  Weighted Average Portfolio Maturity                                    1
  Weighted Average Portfolio Duration                                    2
  When-Issued and Delayed Delivery Transactions                          2
  Repurchase Agreements                                                  2
  Lending of Portfolio Securities                                        3
  Reverse Repurchase Agreements                                          3
  Privately Issued Mortgage-Related Securities                           3
  Portfolio Turnover                                                     3
  Investment Limitations                                                 3
 FEDERATED INCOME SECURITIES TRUST MANAGEMENT                            5
  Fund Ownership                                                         9
  Trustee Compensation                                                   9
  Trustee Liability                                                     10
 INVESTMENT ADVISORY SERVICES                                           10
  Adviser to the Fund                                                   10
 BROKERAGE TRANSACTIONS                                                 10
 OTHER SERVICES                                                         10
  Fund Administration                                                   10
  Custodian and Portfolio Accountant                                    11
  Transfer Agent                                                        11
  Independent Auditors                                                  11
 PURCHASING SHARES                                                      11
 Distribution Plan (Institutional Service Shares only) and Shareholder
 Services                                                               11
  Conversion to Federal Funds                                           11
 DETERMINING NET ASSET VALUE                                            11
  Determining Value of Securities                                       12
 REDEEMING SHARES                                                       12
  Redemption in Kind                                                    12
 TAX STATUS                                                             12
  The Fund's Tax Status                                                 12
  Shareholders' Tax Status                                              12
 TOTAL RETURN                                                           13
 YIELD                                                                  13
 PERFORMANCE COMPARISONS                                                13
  Ecomonic and Market Information                                       14
 ABOUT FEDERATED INVESTORS                                              14
  Mutual Fund Market                                                    15
  Institutional Clients                                                 15
  Bank Marketing                                                        15
  Broker/Dealers and Bank Broker/Dealer
   Subsidiaries                                                         15
 APPENDIX                                                               16
  Standard & Poor's Ratings Group ("S&P")
   Long-Term Debt Rating Definitions                                    16
  Moody's Investors Service, Inc.
   Corporate Bond Rating Definitions                                    16
  Fitch Investors Service, Inc.
   Long-Term Debt Ratings                                               16
  Moody's Investors Service, Inc.
   Commercial Paper Ratings                                             16
  Standard & Poor's Ratings Group
   Commercial Paper Ratings                                             16
  Fitch Investors Service, Inc.
   Commercial Paper Ratings Definitions                                 17
  Duff & Phelps Rating Service
   (Duff & Pehlps) Long-Term Debt Ratings                               17

GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Income Securities Trust, which was established as a Massachusetts business trust under a Declaration of Trust dated January 24, 1986. On December 31, 1991, the shareholders voted to permit the Trust to offer one or more separate series and classes of shares. Shares of the Fund are offered in two classes, Institutional Shares and Institutional Service Shares (individually and collectively referred to as "Shares"). This Statement of Additional Information relates to both classes of Shares of the Fund. INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to seek to provide current income. The Fund will pursue this objective by investing primarily in a diversified portfolio of short- and medium-term high grade debt securities. The foregoing investment objective and policy may not be changed without the prior approval of the Fund's shareholders.

U.S. GOVERNMENT SECURITIES

The types of U.S. government obligations in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities may be backed by:

* the full faith and credit of the U.S. Treasury;

* the issuer's right to borrow from the U.S. Treasury;

* the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or

* the credit of the agency or instrumentality issuing the obligations.

Examples of agencies and instrumentalities which may not always receive financial support from the U.S. government are:

* Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks and Banks for Cooperatives;

* Federal Home Loan Banks;

* The Student Loan Marketing Association;

* Federal Home Loan Mortgage Corporation; and

* Federal National Mortgage Association.

WEIGHTED AVERAGE PORTFOLIO MATURITY

The Fund will determine its dollar-weighted average portfolio maturity by assigning a "weight" to each portfolio security based upon the pro rata market value of such portfolio security in comparison to the market value of the entire portfolio. The remaining maturity of each portfolio security is then multiplied by its weight, and the results are added together to determine the weighted average maturity of the portfolio. For purposes of calculating its dollar-weighted average portfolio maturity, the Fund will treat (a) asset-backed securities as having a maturity equal to their estimated weighted-average maturity and (b) variable and floating rate instruments as having a remaining maturity commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate. The average maturity of asset-backed securities will be calculated based upon assumptions established by the investment adviser as to the probable amount of the principal prepayments weighted by the period until such prepayments are expected to be received.

Fixed rate securities hedged with interest rate swaps or caps will be treated as floating or variable rate securities based upon the interest rate index of the swap or cap; floating and variable rate securities hedged with interest rate swaps or floors will be treated as having a maturity equal to the term of the swap or floor. In the event that the Fund holds an interest rate swap, cap or floor that is not hedging another portfolio security, the swap, cap or floor will be treated as having a maturity equal to its term and a weight equal to its notional principal amount for such term.

WEIGHTED AVERAGE PORTFOLIO DURATION

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Duration measures the magnitude of the change in the price of a debt security relative to a given change in the market rate of interest. The duration of a debt security depends upon three primary variables: the security's coupon rate, maturity date and the level of market interest rates for similar debt securities. Generally, debt securities with lower coupons or longer maturities will have a longer duration than securities with higher coupons or shorter maturities. For purposes of calculating its dollar-weighted average portfolio duration, the Fund will treat variable and floating rate instruments as having a remaining duration commensurate with the period remaining until the next scheduled adjustment to the instrument's interest rate.

Duration is calculated by dividing the sum of the time-weighted values of cash flows of a security or portfolio of securities, including principal and interest payments, by the sum of the present values of the cash flows.

The duration of interest rate agreements, such as interest rates swaps, caps and floors, is calculated in the same manner as other securities. However, certain interest rate agreements have negative durations, which the Fund may use to reduce its weighted average portfolio duration.

Mathematically, duration is measured as follows:

Duration = PVCF1(1) + PVCF2(2) + PVCF3(3) + ............. + PVCFn(n)
            PVTCF      PVTCF      PVCTF                       PVCTF

where

PVCFt = the present value of the cash flow in period t discounted at the prevailing yield-to-maturity

t = the period when the cash flow is received

n = remaining number of periods until maturity

PVTCF = total present value of the cash flow from the bond where the present value is determined using the prevailing yield-to-maturity

Certain debt securities, such as mortgage-backed and asset-backed securities, may be subject to prepayment at irregular intervals. The duration of these instruments will be calculated based upon assumptions established by the investment adviser as to the probable amount and sequence of principal prepayments. Duration calculated in this manner, commonly referred to as "effective duration," allows for changing prepayment rates as interest rates change and expected future cash flows are affected. The calculation of effective duration will depend upon the investment adviser's assumed prepayment rate. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees ("Trustees").

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

REVERSE REPURCHASE AGREEMENTS

The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

PRIVATELY ISSUED MORTGAGE-RELATED SECURITIES

Privately issued mortgage-related securities generally represent an ownership interest in federal agency mortgage pass-through securities such as those issued by Government National Mortgage Association as well as those issued by non-government related entities. The terms and characteristics of the mortgage instruments may vary among pass-through mortgage loan pools. The market for such mortgage-related securities has expanded considerably since its inception. The size of the primary issuance market and the active participation in the secondary market by securities dealers and other investors makes government-related and non-government related pools highly liquid.

PORTFOLIO TURNOVER

For the fiscal years ended April 30, 1997, and 1996, the portfolio turnover rates were 55% and 77%, respectively.

INVESTMENT LIMITATIONS

  CONCENTRATION OF INVESTMENTS

   The Fund will not purchase securities if as a result of such purchase 25% or more of the value of its total assets would be invested in any one industry.

  INVESTING IN COMMODITIES

   The Fund will not purchase or sell commodities or commodity contracts, including futures contracts.

  INVESTING IN REAL ESTATE

   The Fund will not purchase or sell real estate including limited partnership interests in real estate, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

  BUYING ON MARGIN

   The Fund will not purchase any securities on margin but may obtain such short-term credits as are necessary for the clearance of transactions.

  SELLING SHORT

   The Fund will not sell securities short unless: during the time the short position is open, it owns an equal amount of the securities sold or securities readily and freely convertible into or exchangeable, without payment of additional consideration, for securities of the same issue as, and equal in amount to, the securities sold short; and not more than 10% of the Fund's net assets (taken at current value) is held as collateral for such sales at any one time.

  ISSUING SENIOR SECURITIES AND BORROWING MONEY

   The Fund will not issue senior securities, except that the Fund may borrow money and engage in reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

   The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings, other than reverse repurchase agreements, are outstanding. During the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

  PLEDGING ASSETS

   The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding 10% of the value of total assets at the time of the borrowing.

  LENDING CASH OR SECURITIES

   The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. This shall not prevent the purchase or holding of corporate bonds, debentures, notes, certificates of indebtedness or other debt securities of an issuer, repurchase agreements or other transactions which are permitted by the Fund's investment objective and policies or Declaration of Trust. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned.

  UNDERWRITING

   The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

  INVESTING IN MINERALS

   The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs, or leases, although it may purchase the securities of issuers which invest in or sponsor such programs.

  INVESTING IN NEW ISSUERS

   The Fund will not invest more than 5% of the value of its total assets in securities of companies, including their predecessors, that have been in operation for less than three years.

  INVESTING IN ISSUERS  WHOSE  SECURITIES  ARE OWNED BY OFFICERS AND TRUSTEES OF
   THE TRUST The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Fund or its investment adviser owning individually more than 0.5% of the issuer's securities together own more than 5% of the issuer's securities.

  DIVERSIFICATION OF INVESTMENTS

   The Fund will not purchase the securities of any one issuer (other than the U.S. government, its agencies, or instrumentalities or instruments secured by the securities of such issuers, such as repurchase agreements) if, as a result, more than 5% of the value of its assets would be invested in the securities of such issuer with respect to 75% of its total assets, or acquire more than 10% of any class of voting securities of any issuer. For these purposes the Fund takes all common stock and all preferred stock of an issuer each as a single class, regardless of priorities, series, designations, or other differences.

  ACQUIRING SECURITIES

   The Fund will not purchase securities of a company for the purpose of exercising control or management.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

  INVESTING IN ILLIQUID SECURITIES

   The Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

   The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, will not invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. During the fiscal year ended April 30, 1997, the Fund did not borrow money, invest in reverse repurchase agreements or sell securities short in excess of 5% of the value of its net assets. The Fund does not intend to borrow money, invest in reverse repurchase agreements, or sell securities short
in excess of 5% of the value of its net assets during the coming year.       For
purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

FEDERATED INCOME SECURITIES TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Income Securities Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Company.

Thomas G. Bigley

15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza -- 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center -- Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden
One Royal Palm Way
100 Royal Palm Way

Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant;   Former  State   Representative,   Commonwealth  of  Massachusetts;
formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Court
Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Former Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.

Glen R. Johnson
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 2, 1929

President

Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

Executive Vice President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive  Committee.  The  Executive  Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Bay Funds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money
Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

Federated Securities Corp. also acts as principal underwrite for the following closed-end investment company: Liberty Term Trust, Inc. -- 1999.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding Shares. As of May 9, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: First Federal Savings & Loan, Defiance, Ohio, owned approximately 1,720,183 shares (7.29%); Charles Schwab & Co., Inc., San Francisco, California, owned approximately 1,776,499 shares (7.53%). As of May 9, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Heritage Trust Company, Grand Junction, Colorado, owned approximately 116,255 shares (5.63%);
A. Martin Johnson,  Bloomfield  Hills,  Michigan,  owned  approximately  116,447 shares (5.64%); Balsa & Co., New York, New York, owned approximately 144,945 shares (7.02%); Charles Schwab & Co., Inc., San Francisco, California, owned approximately 160,013 shares (7.75%); Moce & Co., Mattoon, Illinois, owned approximately 200,459 shares (9.71%); and Trust Company of St. Joseph, St. Joseph, Missouri, owned approximately 811,975 shares (39.35%).

TRUSTEE COMPENSATION

                              AGGREGATE
 NAME,                       COMPENSATION
 POSITION WITH                   FROM                       TOTAL COMPENSATION PAID
 TRUST                         TRUST*#                         FROM FUND COMPLEX+
 John F. Donahue                       $0   $ 0 for the Trust and
 Chairman and Trustee                       56 other investment companies in the Fund Complex
 Thomas G. Bigley                 $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 John T. Conroy, Jr.              $783.58   $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 William J. Copeland              $783.58   $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 James E. Dowd                    $783.58   $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.          $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.          $783.58   $119,615 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Peter E. Madden                  $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Gregor F. Meyer                  $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 John E. Murray, Jr.              $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Wesley W. Posvar                 $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex
 Marjorie P. Smuts                $712.24   $108,725 for the Trust and
 Trustee                                    56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended April 30, 1997.

# The aggregate compensation is provided for the Trust which is comprised of two portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All of the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.

The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

  ADVISORY FEES

   For its advisory services, the Adviser receives an annual investment advisory fee as described in each prospectus. During the fiscal years ended April 30, 1997, 1996, and 1995, the Fund's Adviser earned $957,140, $907,666, and
   $1,212,210,  respectively. Fees of $72,703, $82,939 and $84,776, respectively for 1997, 1996 and 1995, were waived because of undertakings to limit the Fund's expenses.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or by affiliates of Federated Investors in advising Federated Funds and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended April 30, 1997, 1996, and 1995, no brokerage commissions were paid by the Fund.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund. OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in each prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended April 30, 1997, 1996, and 1995, the Administrators earned $180,791, $171,686, and $229,413, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company ("State Street Bank"), Boston, MA, is custodian for the securities and cash of the Trust. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Trust's portfolio investments. The fee paid for this service is based upon the level of the Trust's average net assets for the period plus
out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based upon the level of the Trust's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Trust are Ernst and Young LLP.

PURCHASING SHARES

Shares are sold at their net asset value ("NAV") without a sales charge on days on which the New York Stock Exchange is open for business. The procedure for purchasing Shares of the Fund is explained in the respective prospectus under "Investing in Institutional Shares" and "Investing in Institutional Service
Shares."        DISTRIBUTION  PLAN  (INSTITUTIONAL   SERVICE  SHARES  ONLY)  AND
SHAREHOLDER SERVICES

These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan (Institutional Service Shares only), the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended April 30, 1997, payments in the amount of $40,701 were made pursuant to the Distribution Plan (Institutional Service Shares only), all of which was paid to financial institutions. In addition, for this period, the Trust paid shareholder service fees in the amount of $557,524 (Institutional Shares) and $40,704 (Institutional Service Shares) of which $557,524 (Institutional Shares) and $1,628 (Institutional Service Shares) were waived.
     CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.

DETERMINING NET ASSET VALUE

NAV generally changes each day. The days on which the NAV is calculated by the Fund are described in the prospectus.

DETERMINING VALUE OF SECURITIES

The values of the Fund's portfolio securities are determined as follows:

* according to prices provided by independent pricing services, which may be determined without exclusive reliance on quoted prices from dealers but which use market prices when most representative, and which may take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data employed in determining valuations for such securities; or

* for short-term obligations with remaining maturities of 60 days or less at the time of purchase, at amortized cost unless the Trustees determine that particular circumstances of the security indicate otherwise.

REDEEMING SHARES

The Fund redeems Shares at the next computed NAV after the Fund receives the redemption request. Redemption procedures are explained in the respective prospectuses under "Redeeming Institutional Shares" and "Redeeming Institutional Service Shares." Although State Street Bank does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.

REDEMPTION IN KIND

Although the Fund intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. To the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur transaction costs. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission ("SEC") rules, taking such securities at the same value employed in determining NAV and selecting the securities in a manner the Trustees determine to be fair and equitable.

The Trust has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, which obligates the Fund to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class' NAV during any 90-day period.

TAX STATUS

THE FUND'S TAX STATUS

The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

* derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;

* derive less than 30% of its gross income from gains on the sale of securities held less than three months;

* invest in securities within certain statutory limits; and

* distribute to its shareholders at least 90% of its net income earned during the year.

SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is expected to be eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.

  CAPITAL GAINS

   Fixed income securities offering the current income sought by the Fund are often purchased at a discount from par value. Because the total yield on such securities when held to maturity and retired may include an element of capital gain, the Fund may achieve capital gains. However, the Fund will not hold securities to maturity for the purpose of realizing capital gains unless current yields on those securities remain attractive.

   Capital gains or losses may also be realized on the sale of securities. Sales would generally be made because of:

   * the availability of higher relative yields;

   * differentials in market values;

   * new investment opportunities;

   * changes in creditworthiness of an issuer; or

   * an attempt to preserve gains or limit losses.

   Distributions of long-term capital gains are taxed as such, whether they are taken in cash or reinvested, and regardless of the length of time the shareholder has owned the Shares.

TOTAL RETURN

The Fund's average annual total returns for the one-year, five-year, and ten-year periods ended April 30, 1997 were 6.53%, 5.58%, and 6.42%, respectively, for Institutional Shares. The Fund's average annual total returns for the one-year and five-year periods ended April 30, 1997, and for the period from January 24, 1992 (start of performance) to April 30, 1997, were 6.27%, 5.31% and 5.17%, respectively, for Institutional Service Shares.

The average annual total return for both classes of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional Shares, assuming the monthly reinvestment of all dividends and
distributions.       YIELD     The Fund's yield for the thirty-day  period ended
April 30, 1997, was 6.45% and 6.20% for Institutional Shares and Institutional Service Shares, respectively. The yield for both classes of Shares of the Fund is determined by dividing the net investment income per Share (as defined by the
SEC) earned by either class of Shares over a thirty-day period by the maximum offering price per Share of either class of Shares on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the SEC and, therefore, may not
correlate to the dividends or other distributions paid to shareholders.       To
the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in either class of Shares, performance will be reduced for those shareholders paying those fees.

PERFORMANCE COMPARISONS

The performance of both classes of shares depends upon such variables as:

* portfolio quality;

* average portfolio maturity;

* type of instruments in which the portfolio is invested;

* changes in interest rates and market value of portfolio securities;

* changes in the Fund's or either class of Share's expenses; and

* various other factors.

Either class of Shares performance fluctuates on a daily basis largely because net earnings and the maximum offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "short-term investment grade debt funds" category in advertising and sales literature.

* MERRILL LYNCH TOTAL RETURN INVESTMENT GRADE CORPORATE INDEX (SHORT-TERM 1-2.99 YEARS) is comprised of over 400 issues of investment grade corporate debt securities with remaining maturities from 1 to 2.99 years.

* MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

Advertisements and other sales literature for both classes of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in the either class of Shares based on monthly reinvestment of dividends over a specified period of time.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making -- structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars in annual trading volume. In the corporate bond sector, as of December 31, 1996, Federated Investors managed 12 money market funds, and 17 bond funds with assets approximating $17.2 billion, and $4.0 billion, respectively. Federated's corporate bond decision making -- based on intensive, diligent credit analysis -- is backed by over 21 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated mutual funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* source: Investment Company Institute.

APPENDIX

STANDARD & POOR'S RATINGS GROUP ("S&P") LONG-TERM DEBT RATING DEFINITIONS

AAA -- Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA -- Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A -- Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATING DEFINITIONS

AAA -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATINGS

AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

P-1 -- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; well established access to a range of financial markets and assured sources of alternative liquidity; high rates of return on funds employed; and leading market positions in well established industries.

P-2 -- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD & POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) sign designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS DEFINITIONS

F-1 -- (Very Strong Credit Quality) Issues assigned this rating reflect an assurance for timely payment only slightly less in degree than issues rated F-1+.

F-2 -- (Good Credit Quality) Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings. DUFF & PHELPS RATING SERVICE (DUFF & PHELPS) LONG-TERM DEBT RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A -- Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

BBB -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

PLUS (+) OR MINUS (-): Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category.


PART C.         OTHER INFORMATION

Item 24.          Financial Statements and Exhibits:


        Financial Statements (Filed in Part A).
        Exhibits:
       a)        Conformed copy of Declaration of Trust of the Registrant;(1)
                  (i)   Conformed copy of Amendment No. 2 to the
                         Declaration of Trust;(6)
                 (ii)   Conformed copy of Amendment No. 3 to the    Declaration
                         of Trust;(9)
       b) Copy of Amended and Restated By-Laws of the Registrant as of December 31, 1991;(6)
       c)        Not applicable;
       d) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant:
                Federated Short-Term Income Fund;(8)
       e)          (i)  Conformed copy of Investment Advisory
                         Contract of the Registrant;(5)
                 (ii)   Conformed copy of Exhibit to Investment
                         Advisory Contract of the Registrant;(9)
       f)          (i)  Conformed copy of Distributor's Contract,   through and
                         including Exhibit B; (3)
                 (ii)   Conformed copy of Exhibit C to Distributor's
                          Contract;(7)
                (iii)   Conformed copy of Exhibit D to Distributor's
                          Contract;(7)
                 (iv)   The Registrant hereby incorporates the conformed copy of
                          the specimen Mutual
                Funds Sales and Service Agreement; Mutual Funds Service
                    Agreement; Mutual Funds Service
                Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form
                N-1A, filed with the Commission on July 24, 1995.
               (File Nos. 33-38550 and 811-6269);
       g)        Not applicable;
       h)        Conformed copy of Custodian Contract of the Registrant;(10)

--------------------------------------------------------------


1.       Response is incorporated by reference to Registrant's Initial
           Registration Statement on Form N-1A filed February 6, 1986. (File Nos. 33-3164 and 811-4577).
3.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 7 on Form N-1A filed April 25, 1990. (File
         Nos. 33-3164 and 811-4577).
5.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 12 on Form N-1A filed December 9, 1991. (File
         Nos. 33-3164 and 811-4577).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 15 on Form N-1A filed April 30, 1993. (File
         Nos. 33-3164 and 811-4577).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed October 12, 1993. (File
         Nos. 33-3164 and 811-4577).
8.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed June 24, 1994. (File
         Nos. 33-3164 and 811-4577).
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed June 23, 1995. (File
         Nos. 33-3164 and 811-4577).

      (9)         (i)  Conformed copy of Agreement for Fund Accounting Services,
                        Administrative Services, Transfer Agency Services, and Custody Services Procurement;(11)
                (ii)   Conformed copy of Shareholder Services   Agreement;(10)
               (iii)   The responses and exhibits described in Item 24(b)(6) are
                        hereby incorporated by reference;
                (iv)   The Registrant hereby incorporates the conformed copy of
                        the Shareholder Services
               Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration
                Statement on Form N-1A, filed  with the Commission on March
               25, 1996.        (File Nos. 2-75670 and 811-3375);
      (10)      Not applicable;
      (11)      Conformed copy of Consent of Independent Auditors;(+)
      (12)      Not applicable;
      (13)      Not applicable;
      (14)      Not applicable;
      (15)     (i)    Conformed    copy   of   Rule   12b-1
               Distribution Plan of the Registrant;(5) (ii)
               Conformed  copy of  Exhibit B to Rule  12b-1
               Distribution  Plan  of  the   Registrant;(7)
               (iii)  The   responses   described  in  Item
               24(b)(6)   are   hereby    incorporated   by
               reference;
      (16)      Copy of Schedule of Computation of Funds Performance Data:
                Federated Short-Term Income Fund;(8)
      (17)      Copy of Financial Data Schedules;(+)
      (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from
               Item 24(b)(18) of the World Investment Series, Inc. Registration
                Statement on Form N-1A, filed
               with the Commission on January 26, 1996. (File Nos. 33-52149 and
                811-07141);
      (19)      Conformed copy of Power of Attorney.(+)

--------------------------------------------------------------

+  All exhibits have been filed electronically.

5.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 12 on Form N-1A filed December 9, 1991. (File
         Nos. 33-3164 and 811-4577).
7.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 19 on Form N-1A filed October 12, 1993. (File
         Nos. 33-3164 and 811-4577).
8.       Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 20 on Form N-1A filed June 7, 1994. (File Nos. 33-3164 and 811-4577).
10.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 24 on Form N-1A filed June 23, 1995. (File
         Nos. 33-3164 and 811-4577).
11.      Response is incorporated by reference to Registrant's Post-Effective
           Amendment No. 26 on Form N-1A filed June 27, 1996. (File
         Nos. 33-3164 and 811-4577).

Item 25.          Persons Controlled by or Under Common Control with Registrant:

                  None

Item 26.          Number of Holders of Securities:
                                                        Number of Record Holders

                  Title of Class                           as of June 9, 1997
                  --------------                         --------------------


                  Shares of Beneficial Interest
                           (no par value)


                  Federated Short-Term Income Fund
                           Institutional Shares                           2,328
                           Institutional Service Shares                     292

                  Federated Intermediate Income Fund
                           Institutional Shares                             413
                           Institutional Service Shares                     372

Item 27.          Indemnification:  (4)


Item 28.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of the investment adviser, see the section entitled "Trust Information Management of the Trust" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Federated Income Securities Trust Management." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

     The remaining Officers of the investment adviser are: William D. Dawson,III, Henry A. Frantzen, and J. Thomas Madden, Executive Vice Presidents; Peter R. Anderson, Drew J. Collins, Jonathan C. Conley, Deborah A. Cunningham, Mark E. Durbiano, J. Alan Minteer, Susan M. Nason, and Mary Jo Ochson, Senior Vice Presidents; J. Scott Albrecht, Joseph M. Balestrino, Randall S. Bauer, David F. Belton, Christine A. Bosio, David A. Briggs, Kenneth J. Cody, Alexandre de Bethmann, Michael J. Donnelly, Michael P. Donnelly, Linda A. Duessel, Donald
T. Ellenberger, Kathleen M. Foody-Malus, Thomas M. Franks; Edward C. Gonzales, James E. Grefenstette, Susan R. Hill, Stephen A. Keen, Robert K. Kinsey, Robert
M. Kowit, Jeff A. Kozemchak, Marian R. Marinack, Sandra L. McInerney, Robert J. Ostrowski, Charles A. Ritter, Scott B. Schermerhorn, Frank Semack, Aash M. Shah, William F. Stotz, Tracy P.Stouffer, Edward J. Tiedge, Paige M. Wilhelm, Jolanta
M. Wysocka, Vice Presidents; Todd A. Abraham, Stafanie L. Bachhuber, Arthur J. Barry, Michael W. Casey, Robert E. Cauley, Donna M. Fabiano, John T. Gentry, William R. Jamison, Constantine Kartsonsas, Robert M. Marsh, Joseph M. Natoli, Keith J. Sabol, Michael W. Sirianni, and Gregg Tenser, Assistant Vice Presidents; Stephen A. Keen, Secretary; Thomas R. Donahue, Treasurer and Assistant Secretary; Richard B. Fisher, Assistant Secretary and Assistant Treasurer; Christine I. McGonigle, Assistant Secretary. The business address of each of the Officers of the investment adviser is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

--------------------------------------------------------------


4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed June 25, 1991. (File Nos. 33-3164 and 811-4577).

Item 29.      Principal Underwriters:


     (a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust;
Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; Wesmark Funds; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

(b)

              (1)                      (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Richard B. Fisher              Director, Chairman, Chief          Vice President
Federated Investors Tower      Executive Officer, Chief
Pittsburgh, PA 15222-3779      Operating Officer, Asst.
                               Secretary, and Asst.
                               Treasurer, Federated
                               Securities Corp.

Edward C. Gonzales             Director, Executive Vice           Executive Vice
Federated Investors Tower      President, Federated,                President
Pittsburgh, PA 15222-3779      Securities Corp.

Thomas R. Donahue              Director, Assistant Secretary,     --
Federated Investors Tower      Assistant Treasurer
Pittsburgh, PA 15222-3779      Federated Securities Corp

John B. Fisher                 President-Institutional Sales,     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                  President-Broker/Dealer,                   --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer             Executive Vice President of                --
Federated Investors Tower      Bank/Trust, Federated
Pittsburgh, PA 15222-3779      Securities Corp.

David M. Taylor                Executive Vice President                   --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                  Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                 Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.           Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher               Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives           Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton              Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                         (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Keith Nixon                    Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV            Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion             Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ               Senior Vice President,                     --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk             Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                Vice President, Secretary,                 --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis       Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                  Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.         Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.         Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson           Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle               Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                         (2)                        (3)
Name and Principal             Positions and Offices       Positions and Offices
 Business Address                 With Underwriter           With Registrant


Mark D. Fisher                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher            Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales            Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                  Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager         Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III           Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips             Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                         (2)                       (3)
Name and Principal             Positions and Offices      Positions and Offices
 Business Address                 With Underwriter          With Registrant

Richard A. Recker              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel               Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                    Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne               Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck           Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart             Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                  Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin              Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace               Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                 Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts               Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

              (1)                         (2)                           (3)
Name and Principal             Positions and Offices       Positions and Offices
 Business Address                 With Underwriter            With Registrant

Edward J. Wojnarowski          Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff               Vice President,                            --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                Assistant Vice President,                  --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                  Assistant Vice President,                  --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings           Assistant Vice President,                  --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Matthew S. Propelka            Assistant Vice President,                  --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                                          --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                Assistant Secretary,                       --
Federated Investors Tower      Federated Securities Corp.
Pittsburgh, PA 15222-3779



(c)  Not applicable


Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                   Federated Investors Tower
                                             Pittsburgh, PA  15222-3779

Federated Shareholder Services Company       P.O. Box 8600
("Transfer Agent, Dividend                   Boston, MA 02266-8600
Disbursing Agent and Portfolio
Recordkeeper")

Federated Services Company                   Federated Investors Tower
("Administrator")                            Pittsburgh, PA  15222-3779

Federated Management                         Federated Investors Tower
("Adviser")                                  Pittsburgh, PA  15222-3779

State Street Bank and Trust Company          P.O. Box 8600
("Custodian")                                Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant  hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to removal of Trustees and the calling of special shareholder meetings by shareholders.

                  Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                                              SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INCOME SECURITIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of June, 1997.

                        FEDERATED INCOME SECURITIES TRUST

                           BY: /s/S. Elliott Cohan
                           S. Elliott Cohan, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           June 25, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                            TITLE                           DATE
By:   /s/S. Elliott Cohan
      S. Elliott Cohan             Attorney In Fact          June 25, 1997
      ASSISTANT SECRETARY          For the Persons
                                   Listed Below

      NAME                            TITLE
John F. Donahue*                   Chairman and Trustee
                                   (Chief Executive Officer)

Glen R. Johnson*                   President

John W. McGonigle*                 Treasurer, Executive
                                   Vice President and Secretary
                                   (Principal Financial and
                                   Accounting Officer)

Thomas G. Bigley                   Trustee

John T. Conroy, Jr.*               Trustee

William J. Copeland*               Trustee

James E. Dowd*                     Trustee

Lawrence D. Ellis, M.D.*           Trustee

Edward L. Flaherty, Jr.*           Trustee

Peter E. Madden*                   Trustee

Gregor F. Meyer*                   Trustee

John E. Murray, Jr.*               Trustee

Wesley W. Posvar*                  Trustee

Marjorie P. Smuts*                 Trustee
* By Power of Attorney